UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2023

Date of reporting period:	November 1, 2022 – April 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Income Fund

Semiannual report
4 | 30 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PINCX

Putnam
Income
Fund

Semiannual report
4 | 30 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

June 6, 2023

Dear Fellow Shareholder:

Stocks and bonds have generally advanced since the start of the year despite market ups and downs. Inflation has fallen but remains a concern for the Federal Reserve. U.S. interest rates have risen to their highest level since 2007, which is putting pressure on corporate earnings and causing stress in the banking system.

Fortunately, a strong pulse of innovation in the broader economy is gaining investor attention. International markets are becoming increasingly dynamic, in part because China’s economy is reopening after years of pandemic-related restrictions.

While remaining alert to market risks, your investment team is finding new and attractive opportunities across sectors, industries, and global markets. This report offers an update about their efforts in managing your fund.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

The fund’s monthly dividend rate for class A shares was increased from $0.017 to $0.021 per share in February 2023. This adjustment reflects Putnam Management’s earnings expectations in the current fixed income environment. Similar increases were made to other share classes.

2 Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal
year ended 10/31/22*	0.75%	1.50%	1.50%	1.00%	1.00%	0.45%	0.38%	0.50%
Total annual operating
expenses for the fiscal year
ended 10/31/22*	0.85%	1.60%	1.60%	1.10%	1.10%	0.55%	0.48%	0.60%
Annualized expense ratio
for the six-month period
ended 4/30/23	0.75%	1.50%	1.50%	1.00%	1.00%	0.45%	0.38%	0.50%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Restated to reflect current fees.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/22 to 4/30/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$3.85	$7.68	$7.68	$5.13	$5.13	$2.31	$1.95	$2.57
Ending value (after expenses)	$1,068.00	$1,064.60	$1,064.70	$1,067.40	$1,067.70	$1,068.70	$1,070.50	$1,071.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/23, use the following calculation method. To find the value of your investment on 11/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$3.76	$7.50	$7.50	$5.01	$5.01	$2.26	$1.91	$2.51
Ending value (after expenses)	$1,021.08	$1,017.36	$1,017.36	$1,019.84	$1,019.84	$1,022.56	$1,022.91	$1,022.32

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

4 Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of April 30, 2023, Putnam employees had approximately $467,000,000 and the Trustees had approximately $66,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Income Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Income Fund

The fund’s portfolio 4/30/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (86.0%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (17.0%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.49%), 3.469%, 12/20/68	$1,066,846	$1,072,359
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	83,412	87,171
6.00%, with due dates from 12/20/48 to 4/20/49	314,770	330,616
5.50%, with due dates from 1/20/49 to 5/20/49	1,600,176	1,642,085
5.00%, with due dates from 6/15/40 to 3/20/50	5,600,853	5,685,025
4.70%, with due dates from 6/20/65 to 8/20/67	593,542	591,786
4.656%, 9/20/65	203,485	201,082
4.652%, 5/20/65	148,153	146,602
4.639%, 6/20/67	449,275	446,325
4.596%, 6/20/65	4,612	4,568
4.547%, 5/20/65	33,572	33,179
4.525%, 3/20/67	745,574	739,800
4.50%, TBA, 5/1/53	66,000,000	64,701,259
4.50%, 7/20/52	772,588	765,918
4.50%, with due dates from 5/20/44 to 1/20/50	3,182,829	3,154,505
4.477%, 5/20/65	615,491	607,630
4.46%, 6/20/65	26,568	26,222
4.417%, 8/20/65	29,273	28,890
4.383%, 5/20/65	28,109	27,717
4.372%, 5/20/67	312,992	311,060
4.28%, 6/20/65	16,678	16,426
4.00%, TBA, 5/1/53	50,000,000	48,067,060
4.00%, with due dates from 2/20/48 to 3/20/50	3,643,489	3,539,611
3.50%, TBA, 5/1/53	44,000,000	41,316,686
3.50%, with due dates from 11/15/42 to 3/20/50	16,979,090	16,095,134
3.00%, TBA, 5/1/53	73,000,000	66,680,112
3.00%, with due dates from 3/20/43 to 2/20/50	2,682,680	2,443,896
		258,762,724
U.S. Government Agency Mortgage Obligations (69.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 7/1/52	$1,131,743	$1,131,986
4.50%, with due dates from 7/1/44 to 11/1/49	549,951	554,942
4.00%, with due dates from 12/1/44 to 7/1/49	3,091,130	3,029,514
3.50%, with due dates from 4/1/42 to 11/1/47	3,046,551	2,883,999
3.00%, 10/1/46	1,308,234	1,202,689
2.50%, with due dates from 4/1/43 to 1/1/52	3,593,350	3,143,625
2.00%, 5/1/51	615,620	511,919
2.00%, 2/1/51 ##	1,190,280	991,637
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	1,348,085	1,425,712
5.50%, with due dates from 1/1/33 to 2/1/35	206,642	214,535
5.00%, with due dates from 7/1/52 to 9/1/52	4,837,977	4,830,148
5.00%, with due dates from 7/1/52 to 7/1/52	1,899,521	1,890,803
5.00%, with due dates from 3/1/40 to 8/1/49	2,412,486	2,436,714
4.50%, with due dates from 7/1/44 to 11/1/49	2,537,675	2,539,483

Income Fund 7

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (86.0%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	$3,477,294	$3,345,646
4.00%, with due dates from 8/1/44 to 11/1/49	3,480,128	3,404,299
3.50%, with due dates from 5/1/56 to 9/1/57	8,861,103	8,262,273
3.50%, with due dates from 5/1/42 to 5/1/52	9,979,898	9,415,769
3.50%, 6/1/31	228,939	224,202
3.00%, with due dates from 9/1/42 to 3/1/47	9,446,487	8,709,817
2.50%, with due dates from 12/1/47 to 2/1/52	5,814,552	5,121,617
2.00%, with due dates from 2/1/51 to 2/1/52	1,431,135	1,194,283
2.00%, 8/1/51 ##	820,717	687,083
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	77,000,000	78,485,861
5.50%, TBA, 5/1/53	99,000,000	99,819,819
5.00%, TBA, 5/1/53	482,000,000	479,251,107
4.50%, TBA, 5/1/53	129,000,000	126,047,009
4.00%, TBA, 5/1/53	23,000,000	21,986,563
3.50%, TBA, 5/1/53	8,000,000	7,438,753
2.50%, TBA, 5/1/53	88,000,000	76,168,171
2.00%, TBA, 5/1/53	106,000,000	88,106,733
		1,044,456,711
Total U.S. government and agency mortgage obligations (cost $1,310,345,667)		$1,303,219,435

MORTGAGE-BACKED SECURITIES (33.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (8.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 5.884%, 4/15/37	$261,139	$322,950
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 5.017%, 3/15/35	192,496	203,622
REMICs Ser. 5170, Class IC, IO, 4.50%, 8/25/50	3,151,236	669,764
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	876,973	97,081
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	300,316	18,433
REMICs Ser. 5184, Class IO, IO, 4.00%, 1/25/52	2,724,673	531,311
REMICs Ser. 5168, Class CI, IO, 4.00%, 11/25/51	3,378,603	644,374
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	3,799,644	696,885
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,906,242	526,883
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,611,194	393,293
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,054,655	247,914
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	5,064,938	347,024
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	1,969,699	192,740
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,511,349	105,319
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.252%, 12/15/47	11,136,000	1,436,125
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.252%, 4/15/45	10,051,878	1,235,332
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.152%, 8/15/56	14,957,802	2,001,803

8 Income Fund

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.152%, 7/15/42	$5,718,227	$615,377
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.102%, 6/15/42	7,656,443	394,179
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 9/25/49	6,525,296	731,774
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.58%, 2/25/49	29,897,766	2,132,608
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,970	3,218
REMICs Ser. 3391, PO, zero %, 4/15/37	40,974	34,208
REMICs Ser. 3210, PO, zero %, 5/15/36	1,901	1,845
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	8,586	7,355
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	10,087,906	1,649,040
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	4,049,734	763,996
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	8,586,673	1,406,411
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	14,130,760	2,461,861
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	70,017	67
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	2,514,271	471,754
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,116,094	175,001
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	2,378,490	143,608
REMICs Ser. 21-84, Class KI, IO, 3.00%, 12/25/51	3,826,753	605,496
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,239,026	152,631
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,264,807	283,665
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,106,843	153,374
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	914,851	33,903
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	851,806	17,085
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	41,607	59
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	121,905	272
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	26,929,249	4,201,502
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.18%, 6/25/48	17,692,747	2,051,297
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.18%, 5/25/48	8,845,337	1,025,528
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.13%, 2/25/48	5,432,335	623,035
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.08%, 2/25/49	15,755,352	1,288,788
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.08%, 1/25/49	3,268,059	240,261
REMICs IFB Ser. 17-33, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.08%, 5/25/39	3,280,742	283,358
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 3/25/50	29,662,365	3,490,073
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 10/25/49	10,822,519	1,242,439
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.03%, 3/25/46	20,453,069	2,335,217

Income Fund 9

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 0.98%, 12/25/49	$24,329,137	$2,982,706
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 0.98%, 11/25/49	7,501,349	1,174,989
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 0.98%, 10/25/49	19,958,418	2,638,561
REMICs Ser. 03-34, PO, zero %, 4/25/43	65,328	53,347
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	40,741	34,340
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,960	3,235
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	3,481,599	467,300
Ser. 14-180, IO, 5.00%, 12/20/44	7,239,578	1,431,772
Ser. 14-76, IO, 5.00%, 5/20/44	1,911,675	381,465
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	592,252	122,244
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,312,647	1,077,457
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,488,740	497,450
Ser. 19-83, IO, 4.50%, 6/20/49	9,661,347	1,671,123
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	10,559,924	2,064,475
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	840,544	147,301
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	983,738	29,128
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	17,775,138	3,040,214
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	5,141,279	819,983
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,907,594	1,266,853
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,927,735	320,635
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,861,635	318,404
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	13,733,700	2,333,081
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	3,854,322	629,334
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	17,704,186	2,653,714
Ser. 12-136, IO, 3.50%, 11/20/42	6,178,529	849,698
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	7,931,314	1,296,734
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,198,482	52,755
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,217,901	162,350
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	3,165,784	163,850
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	4,820,064	729,477
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	1,150,666	47,522
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	1,154,985	47,585
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	2,281,407	100,382
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	30,593,317	4,053,614
Ser. 17-H10, Class MI, IO, 2.494%, 4/20/67 W	10,858,211	335,519
Ser. 17-H12, Class QI, IO, 2.237%, 5/20/67 W	11,305,900	386,232
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66 W	19,429,969	651,863
Ser. 17-H23, Class BI, IO, 1.89%, 11/20/67 W	12,011,511	625,799
Ser. 15-H12, Class AI, IO, 1.867%, 5/20/65 W	16,358,569	644,528
IFB Ser. 10-9, Class YD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.80%), 1.852%, 1/16/40	6,693,733	943,652
Ser. 15-H20, Class AI, IO, 1.84%, 8/20/65 W	15,633,102	653,464
Ser. 15-H12, Class GI, IO, 1.83%, 5/20/65 W	19,906,867	915,716
Ser. 15-H10, Class CI, IO, 1.82%, 4/20/65 W	17,344,346	782,230

10 Income Fund

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H12, Class EI, IO, 1.712%, 4/20/65 W	$16,514,446	$655,623
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65 W	13,883,576	485,925
Ser. 15-H17, Class CI, IO, 1.573%, 6/20/65 W	8,473,454	144,066
Ser. 15-H01, Class CI, IO, 1.565%, 12/20/64 W	7,942,302	161,428
Ser. 14-H11, Class GI, IO, 1.52%, 6/20/64 W	27,353,241	949,923
Ser. 10-H19, Class GI, IO, 1.454%, 8/20/60 W	10,730,534	351,993
IFB Ser. 20-142, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.347%, 9/20/50	29,557,583	3,839,500
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.347%, 8/20/50	1,621,245	223,926
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.252%, 9/16/44	9,294,016	1,439,324
IFB Ser. 20-98, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.247%, 7/20/50	28,435,413	3,725,625
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.247%, 12/20/42	8,773,629	897,279
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.197%, 10/20/49	15,206,839	979,608
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.197%, 12/20/48	18,126,473	2,109,276
IFB Ser. 18-148, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.152%, 2/16/46	11,245,380	1,207,097
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 3/20/50	15,297,155	1,866,281
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 1/20/50	32,713,186	3,156,168
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 7/20/49	11,289,021	1,113,888
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 7/20/49	15,936,695	1,667,138
IFB Ser. 19-65, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 5/20/49	7,249,080	728,605
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 2/20/49	15,565,813	1,814,158
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.147%, 11/20/48	8,187,412	892,000
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.102%, 9/16/49	19,365,279	3,207,903
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 4/20/50	41,784,994	3,907,733
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 10/20/49	4,063,000	615,342
IFB Ser. 20-34, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 10/20/49	16,814,042	1,775,075
IFB Ser. 19-108, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 8/20/49	11,855,380	1,355,070
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 4/20/49	9,229,795	670,360
IFB Ser. 19-30, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 3/20/49	13,763,991	1,447,357

Income Fund 11

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.097%, 2/20/49	$6,709,517	$620,631
FRB Ser. 20-47, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.047%, 2/20/49	37,022,021	3,586,694
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.047%, 10/20/49	2,880,392	432,951
Ser. 17-H18, Class CI, IO, 0.855%, 9/20/67 W	8,282,013	681,390
IFB Ser. 10-31, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.75%), 0.797%, 3/20/40	9,929,092	875,349
Ser. 18-H17, Class GI, IO, 0.199%, 10/20/68 W	16,341,162	754,945
FRB Ser. 15-H16, Class XI, IO, 0.103%, 7/20/65 W	13,266,659	707,113
Ser. 16-H24, Class JI, IO, 0.08%, 11/20/66 W	9,438,227	519,396
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65 W	12,282,702	487,341
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68 W	9,438,861	491,116
IFB Ser. 11-70, Class YI, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.00%), 0.047%, 12/20/40	3,651,653	9,296
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65 W	12,288,002	517,325
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68 W	12,490,948	610,885
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66 W	23,118,739	1,056,527
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64 W	16,780,059	565,221
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67 W	8,017,938	295,060
Ser. 20-H02, Class GI, IO, zero %, 1/20/70 W	21,524,184	1,116,373
Ser. 19-H14, Class IB, IO, zero %, 8/20/69 W	16,554,707	818,120
Ser. 19-H02, Class DI, IO, zero %, 11/20/68 W	14,089,264	720,867
		134,547,490
Commercial mortgage-backed securities (15.3%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (ICE LIBOR USD 1 Month + 1.20%), 6.148%, 6/15/36	468,000	455,259
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 8.055%, 4/15/37	5,659,000	5,293,995
AREIT Trust 144A FRB Ser. 19-CRE3, Class A, 6.016%, 9/14/36	779,542	762,013
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.987%, 7/15/49 W	3,113,000	2,802,431
FRB Ser. 15-UBS7, Class B, 4.483%, 9/15/48 W	4,306,000	3,883,674
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49 W	133,828	3
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.338%, 3/15/63 W	40,004,245	2,350,105
FRB Ser. 18-BN13, Class XA, IO, 0.635%, 8/15/61 W	189,794,780	3,808,821
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	528,000	330,025
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	4,409,000	1,910,469
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 5.879%, 1/18/36 (Cayman Islands)	290,073	279,920
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (ICE LIBOR USD 1 Month + 1.35%), 6.309%, 12/16/36 (Cayman Islands)	2,013,000	1,965,090
FRB Ser. 21-FL9, Class A, (ICE LIBOR USD 1 Month + 1.07%), 6.029%, 11/16/38 (Cayman Islands)	306,000	295,477
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	38,300	36,961

12 Income Fund

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.373%, 11/13/50 W	$3,594,000	$3,021,316
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	416,000	188,516
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	333,800	298,651
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	3,258,000	2,647,940
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.301%, 12/10/49 W	1,631,000	1,455,312
FRB Ser. 14-GC19, Class XA, IO, 1.262%, 3/11/47 W	57,913,005	261,883
FRB Ser. 13-GC17, Class XA, IO, 1.133%, 11/10/46 W	26,529,802	41,639
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.504%, 5/15/45 W	215,000	201,737
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47 W	300,000	261,740
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	2,099,853	1,994,838
FRB Ser. 14-CR18, Class C, 4.894%, 7/15/47 W	2,758,000	2,600,350
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	949,000	942,699
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51 W	5,941,000	4,909,880
FRB Ser. 14-UBS6, Class C, 4.583%, 12/10/47 W	591,000	511,971
Ser. 14-LC17, Class B, 4.49%, 10/10/47 W	2,308,000	2,212,071
FRB Ser. 14-UBS4, Class XA, IO, 1.242%, 8/10/47 W	26,880,923	213,521
FRB Ser. 14-LC15, Class XA, IO, 1.209%, 4/10/47 W	58,302,171	332,349
FRB Ser. 13-LC13, Class XA, IO, 1.125%, 8/10/46 W	21,410,371	11,433
FRB Ser. 14-CR19, Class XA, IO, 1.085%, 8/10/47 W	19,361,238	160,933
FRB Ser. 15-CR23, Class XA, IO, 1.001%, 5/10/48 W	27,626,165	341,584
FRB Ser. 14-LC17, Class XA, IO, 0.811%, 10/10/47 W	15,417,044	105,699
FRB Ser. 19-GC44, Class XA, IO, 0.754%, 8/15/57 W	89,562,791	2,516,293
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.504%, 5/15/45 W	1,651,000	1,214,851
FRB Ser. 13-LC13, Class D, 5.429%, 8/10/46 W	720,000	642,651
FRB Ser. 13-CR13, Class E, 5.037%, 11/10/46 W	1,524,000	895,001
FRB Ser. 14-CR17, Class D, 5.006%, 5/10/47 W	233,000	206,717
FRB Ser. 14-CR19, Class D, 4.853%, 8/10/47 W	1,540,000	1,311,594
FRB Ser. 14-CR14, Class D, 4.731%, 2/10/47 W	2,864,000	2,267,905
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	399,865
FRB Ser. 13-CR6, Class D, 3.988%, 3/10/46 W	1,683,000	1,245,418
Ser. 13-LC6, Class E, 3.50%, 1/10/46	2,370,000	1,872,300
Ser. 15-LC19, Class D, 2.867%, 2/10/48	4,252,000	3,622,088
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41 W	9,821,289	2,749,961
FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49 W	6,131,637	7
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.394%, 4/15/50 W	3,954,000	3,222,769
FRB Ser. 19-C17, Class XA, IO, 1.491%, 9/15/52 W	59,671,478	3,528,637
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.894%, 4/15/50 W	219,000	122,866
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.831%, 12/15/49 W	98,236,827	1,876,815
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.539%, 8/10/44 W	5,235,035	5,114,619

Income Fund 13

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (ICE LIBOR USD 1 Month + 2.15%), 7.008%, 1/25/28	$2,579,818	$2,428,424
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	8,626,081	8,279,980
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.223%, 1/10/47 W	5,144,000	3,244,370
FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47 W	3,264,000	2,910,254
FRB Ser. 13-GC12, Class XA, IO, 1.192%, 6/10/46 W	2,162,850	22
FRB Ser. 14-GC18, Class XA, IO, 1.187%, 1/10/47 W	34,947,720	129,313
FRB Ser. 14-GC22, Class XA, IO, 1.09%, 6/10/47 W	64,500,081	375,848
FRB Ser. 14-GC26, Class XA, IO, 1.066%, 11/10/47 W	32,831,033	352,172
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.341%, 11/15/45 W	7,601,000	7,270,174
FRB Ser. 13-C12, Class C, 4.204%, 7/15/45 W	337,000	310,341
FRB Ser. 14-C25, Class XA, IO, 0.953%, 11/15/47 W	23,806,746	213,047
FRB Ser. 14-C22, Class XA, IO, 0.948%, 9/15/47 W	20,264,515	138,573
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.701%, 8/15/46 W	4,371,000	762,302
FRB Ser. C14, Class D, 4.701%, 8/15/46 W	5,853,000	3,078,749
FRB Ser. 14-C25, Class D, 4.083%, 11/15/47 W	3,567,000	2,337,601
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	4,818,000	2,749,816
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.971%, 6/15/51 W	307,000	252,819
FRB Ser. 19-COR6, Class XA, IO, 1.058%, 11/13/52 W	68,650,632	2,918,208
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,288,081	2,168,444
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	4,457,570
FRB Ser. 13-LC11, Class XA, IO, 1.339%, 4/15/46 W	6,967,053	530
FRB Ser. 13-C16, Class XA, IO, 0.993%, 12/15/46 W	33,275,740	37,998
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.71%, 2/15/46 W	1,395,000	966,383
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46 W	4,436,000	1,052,608
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	2,494,000	1,954,548
FRB Ser. 12-LC9, Class D, 3.902%, 12/15/47 W	621,000	575,605
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	2,038,000	1,030,820
FRB Ser. 21-1MEM, Class E, 2.742%, 10/9/42 W	5,750,000	3,373,554
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 5.854%, 7/15/36	411,742	403,741
MF1 Multifamily Housing Mortgage Loan, LLC 144A FRB Ser. 22-FL10, Class A, (CME Term SOFR 1 Month + 2.64%), 7.552%, 9/17/37	2,480,000	2,486,243
MF1 Multifamily Housing Mortgage Loan, Ltd. 144A FRB Ser. 21-FL7, Class C, IO, (ICE LIBOR USD 1 Month + 2.05%), 7.009%, 10/16/36 (Cayman Islands)	1,304,500	1,213,421
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.647%, 12/15/47 W	4,917,000	4,371,047
FRB Ser. 14-C16, Class B, 4.458%, 6/15/47 W	289,000	266,984
FRB Ser. 15-C21, Class C, 4.265%, 3/15/48 W	300,000	228,880
FRB Ser. 15-C26, Class XA, IO, 1.111%, 10/15/48 W	31,900,179	455,343
FRB Ser. 13-C12, Class XA, IO, 0.791%, 10/15/46 W	67,700,665	28,576

14 Income Fund

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.767%, 8/15/45 W	$540,000	$486,766
FRB Ser. 13-C11, Class D, 4.502%, 8/15/46 W	3,329,000	169,236
FRB Ser. 13-C11, Class F, 4.502%, 8/15/46 W	6,212,000	41,620
FRB Ser. 13-C10, Class E, 4.193%, 7/15/46 W	4,172,000	1,050,509
FRB Ser. 13-C10, Class F, 4.193%, 7/15/46 W	2,331,000	319,742
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,943,797
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.952%, 10/15/51 W	232,000	188,481
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	319,000	279,072
FRB Ser. 16-BNK2, Class XA, IO, 1.091%, 11/15/49 W	23,149,638	597,323
FRB Ser. 18-H4, Class XA, IO, 1.00%, 12/15/51 W	55,074,105	1,933,057
FRB Ser. 18-H3, Class XA, IO, 0.983%, 7/15/51 W	56,152,247	1,625,259
FRB Ser. 16-UB12, Class XA, IO, 0.789%, 12/15/49 W	65,461,809	1,229,733
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.336%, 3/15/45 W	1,406,000	1,016,116
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.77%, 3/25/50	3,355,000	3,153,911
FRB Ser. 19-01, Class M10, 8.27%, 10/25/49	8,908,520	8,316,477
PFP, Ltd. 144A
FRB Ser. 22-9, Class A, 7.155%, 8/19/35 (Bermuda)	287,000	281,260
FRB Ser. 21-7, Class AS, 6.098%, 4/14/38 (Cayman Islands)	5,184,991	4,979,218
FRB Ser. 21-8, Class A, 5.946%, 8/9/37 (Cayman Islands)	159,564	156,610
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.924%, 1/25/37	313,000	308,360
FRB Ser. 21-FL7, Class AS, 6.52%, 11/25/36	3,900,000	3,762,238
FRB Ser. 21-FL7, Class A, 6.22%, 11/25/36	907,825	883,388
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.156%, 12/15/50 W	63,329,327	2,211,150
FRB Ser. 18-C12, Class XA, IO, 0.941%, 8/15/51 W	118,391,638	4,531,925
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	2,565,000	26
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	2,237,000	2,204,524
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	850,491
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.452%, 11/15/48 W	991,061	625
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.27%, 10/15/44 W	2,716,079	2,171,261
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 5.147%, 8/15/51 W	412,000	348,014
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	1,407,000	1,143,032
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	2,575,000	2,354,134
FRB Ser. 19-C50, Class XA, IO, 1.578%, 5/15/52 W	108,237,430	6,374,492
FRB Ser. 20-C55, Class XA, IO, 1.427%, 2/15/53 W	64,863,205	4,119,021
FRB Ser. 17-C41, Class XA, IO, 1.303%, 11/15/50 W	79,456,340	3,202,400
FRB Ser. 14-LC16, Class XA, IO, 1.214%, 8/15/50 W	48,177,731	339,778

Income Fund 15

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	$5,534,000	$4,329,066
Ser. 19-C50, Class D, 3.00%, 5/15/52	8,290,000	4,882,381
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	1,812,000	1,603,660
Ser. 13-C11, Class B, 3.714%, 3/15/45 W	2,175,375	1,899,276
FRB Ser. 14-C22, Class XA, IO, 0.929%, 9/15/57 W	27,500,734	201,608
FRB Ser. 13-C14, Class XA, IO, 0.737%, 6/15/46 W	51,003,185	2,305
FRB Ser. 14-C23, Class XA, IO, 0.695%, 10/15/57 W	53,534,384	304,755
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.191%, 3/15/46 W	3,873,000	3,765,018
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	6,151,000	3,926,183
Ser. 11-C4, Class E, 4.991%, 6/15/44 W	1,776,768	1,297,077
FRB Ser. 11-C4, Class C, 4.991%, 6/15/44 W	2,717,029	2,620,311
FRB Ser. 12-C10, Class D, 4.538%, 12/15/45 W	1,105,000	656,699
FRB Ser. 12-C10, Class E, 4.538%, 12/15/45 W	3,645,000	761,434
FRB Ser. 12-C10, Class XA, IO, 1.297%, 12/15/45 W	1,820,539	18
		231,347,824
Residential mortgage-backed securities (non-agency) (9.2%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48 W	3,050,000	2,668,012
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	127,703
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 13.52%, 8/26/30 (Bermuda)	1,278,000	1,322,286
FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.52%, 10/25/29 (Bermuda)	4,264,595	4,266,515
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 7.215%, 11/25/69	3,000,000	2,838,780
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	5,430,000	4,952,031
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55 W	2,100,000	1,843,878
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36 W	2,000,000	1,819,156
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (ICE LIBOR USD 1 Month + 0.30%), 5.32%, 8/25/35	596,061	545,456
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	533,071	526,486
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66 W	2,996,000	1,783,878
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65 W	175,000	165,498
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60 W	70,343	68,955
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67 W	3,470,744	3,401,816

16 Income Fund

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.30%), 8.32%, 4/25/29 (Bermuda)	$322,000	$326,391
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 8.02%, 11/25/28	1,210,000	1,232,536
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.72%, 11/25/28 (Bermuda)	1,755,056	1,759,944
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65 W	131,000	121,881
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 10.02%, 12/25/28	109,493	116,564
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.72%, 4/25/28	88,992	93,614
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 9.47%, 4/25/30	250,000	268,706
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 9.47%, 3/25/30	1,290,000	1,382,597
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	4,560,000	4,086,623
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.065%, 3/25/42	6,323,000	6,386,230
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 9.67%, 1/25/49	11,366,210	12,262,915
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (ICE LIBOR USD 1 Month + 4.35%), 9.37%, 3/25/49	700,000	730,695
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (ICE LIBOR USD 1 Month + 4.10%), 9.12%, 4/25/49	806,000	834,253
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 8.92%, 9/25/48	1,280,000	1,333,782
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 8.815%, 7/25/42	1,000,000	1,023,779
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.72%, 12/25/30	7,040,000	7,326,225
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 8.12%, 3/25/50	49,665	50,799
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (ICE LIBOR USD 1 Month + 2.50%), 7.52%, 2/25/50	83,000	80,572
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 11/25/48	928,000	902,133
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 7.165%, 12/25/41	3,732,140	3,489,854
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (ICE LIBOR USD 1 Month + 2.05%), 7.07%, 7/25/49	255,913	256,365
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.92%, 1/25/50	853,156	852,428
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (ICE LIBOR USD 1 Month + 1.85%), 6.87%, 2/25/50	1,029,144	1,029,306

Income Fund 17

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	$3,279,000	$2,872,990
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	2,024,000	1,720,862
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.77%, 8/25/28	26,812	28,890
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.52%, 9/25/29	233,000	255,560
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 10.32%, 10/25/28	61,907	65,864
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.87%, 10/25/29	2,177,000	2,388,139
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.52%, 12/25/30	331,600	359,114
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 9.27%, 1/25/31	49,000	53,459
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 9.17%, 2/25/30	2,480,000	2,632,078
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 9.02%, 5/25/30	2,975,000	3,165,863
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 8.62%, 1/25/30	648,000	683,344
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.27%, 7/25/29	26,835	26,807
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 6.02%, 5/25/30	114,639	114,280
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 10.77%, 7/25/29	61,000	68,736
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (ICE LIBOR USD 1 Month + 4.35%), 9.37%, 4/25/31	4,500,000	4,713,751
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 9.17%, 8/25/31	1,586,000	1,642,158
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.67%, 2/25/40	5,000,000	5,060,938
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (ICE LIBOR USD 1 Month + 3.65%), 8.67%, 2/25/40	1,600,000	1,622,191
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.815%, 1/25/42	884,000	865,215
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.47%, 7/25/31	126,649	126,965
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.42%, 4/25/31	33,640	33,724
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 11/25/39	814,288	812,791
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 7.17%, 9/25/31	74,550	74,550

18 Income Fund

MORTGAGE-BACKED SECURITIES (33.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 7.07%, 1/25/40	$1,505,130	$1,510,816
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 7.02%, 1/25/40	867,749	868,562
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	4,525,193	4,421,919
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default) †	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	2,032,339	1,887,463
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.845%, 7/25/59 W	1,125,000	937,838
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.919%, 8/26/47 W	2,954,870	2,867,192
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	3,200,000	3,128,805
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	777,085	723,208
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	3,362,871	3,180,134
Radnor Re, Ltd. 144A FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 8.22%, 2/25/29 (Bermuda)	5,630,000	5,664,567
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	1,903,000	1,449,706
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	327,000	290,893
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55 W	1,102,000	1,073,041
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	209,000	172,091
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60 W	1,990,000	1,913,390
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,768,243	1,739,663
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65 W	305,967	301,971
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (ICE LIBOR USD 1 Month + 0.86%), 5.88%, 10/25/45	861,266	797,786
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 5.88%, 10/25/45	2,906,678	2,692,439
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD 1 Month + 0.82%), 5.84%, 12/25/45	1,494,687	1,320,257
FRB Ser. 05-AR2, Class 2A1B, (ICE LIBOR USD 1 Month + 0.74%), 5.76%, 1/25/45	309,771	301,097
FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD 1 Month + 0.70%), 5.72%, 12/25/45	444,717	398,003
		139,307,765
Total mortgage-backed securities (cost $574,409,051)		$505,203,079

Income Fund 19

CORPORATE BONDS AND NOTES (25.4%)*	Principal amount	Value
Basic materials (1.6%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$209,000	$194,930
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	1,560,000	1,523,717
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	5,050,000	5,111,862
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	210,426
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	2,291,000	2,000,958
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	46,000	45,163
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29 (Indonesia)	485,000	478,449
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	230,000	206,062
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	2,913,000	2,441,483
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	210,000	193,918
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	490,000	433,937
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	2,130,000	2,001,818
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	329,127
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	775,000	750,554
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	647,000	525,936
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	197,685
International Paper Co. sr. unsec. bonds 5.00%, 9/15/35	405,000	397,687
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	280,000	243,250
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	180,000	150,732
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	1,231,000	1,197,353
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	200,000	191,970
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	1,981,000	1,345,221
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	217,950
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	2,310,000	2,221,297
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	233,443
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,017,000	1,195,024
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33 R	800,000	709,355
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	180,000	170,946
		24,920,253
Capital goods (1.4%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	614,000	600,359
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	3,883,000	3,408,772
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	2,653,000	2,410,891
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	599,000	548,136

20 Income Fund

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Capital goods cont.
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	$2,330,000	$2,165,938
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	1,715,000	1,215,955
Caterpillar, Inc. sr. unsec. sub. notes 2.60%, 9/19/29	583,000	534,166
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	75,000	76,518
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)	310,000	309,225
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 6/1/31	615,000	530,951
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	90,000	81,797
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	175,000	159,719
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	90,000	92,122
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	90,000	80,766
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	2,000,000	1,943,003
Lockheed Martin Corp. sr. unsec. unsub. notes 3.90%, 6/15/32	546,000	530,259
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	227,000	220,167
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,155,000	1,099,839
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,182,000	2,159,468
Raytheon Technologies Corp. sr. unsec. bonds 5.375%, 2/27/53	475,000	499,426
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	874,000	908,350
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	270,000	245,260
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	200,000	180,738
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	572,000	549,523
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	515,000	458,163
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	90,000	88,701
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	40,000	36,334
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	80,000	82,118
		21,216,664
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	1,684,000	1,423,304
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	3,371,000	2,972,852
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	318,000	294,730
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	4,026,000	3,692,556
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	388,290
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,907,000	1,874,395
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	2,102,000	1,692,253
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	1,581,000	1,572,462
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	340,000	298,233
Bell Canada (The) company guaranty sr. unsec. unsub. bonds 2.15%, 2/15/32 (Canada)	625,000	516,536
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	175,000	161,804
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	293,615

Income Fund 21

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	$1,284,000	$1,189,680
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	549,000	415,751
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,226,000	1,214,523
Comcast Corp. company guaranty sr. unsec. notes 3.30%, 2/1/27	1,498,000	1,446,686
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	282,000	263,482
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	1,276,000	1,211,319
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	971,000	929,968
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	759,000	725,183
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30 R	2,407,000	2,172,603
Crown Castle, Inc. sr. unsec. sub. notes 2.50%, 7/15/31 R	655,000	549,597
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	2,401,000	2,156,522
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25 R	270,000	245,135
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	40,000	36,819
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	369,576
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,725,000	1,859,691
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	88,000	82,857
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	3,844,000	3,701,906
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,735,000	1,739,478
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	771,000	656,421
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	281,000	278,023
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	381,000	340,602
		36,766,852
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	1,066,000	1,064,135
		1,064,135
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,354,000	1,277,838
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	2,220,000	1,940,013
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	709,000	462,019
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	2,954,000	2,536,666
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	925,000	846,839
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	113,000	110,460
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	150,000	143,995

22 Income Fund

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	$2,900,000	$2,362,616
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	2,390,000	2,402,891
Dick’s Sporting Goods, Inc. sr. unsec. notes 3.15%, 1/15/32	657,000	544,741
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	227,000	226,751
Dollar General Corp. sr. unsec. sub. notes 3.50%, 4/3/30	572,000	529,123
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	771,000	691,601
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	260,012
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 4/23/30	410,000	421,472
iHeartCommunications, Inc. 144A company guaranty sr. notes 5.25%, 8/15/27	250,000	197,457
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	962,000	803,901
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	2,559,000	2,535,018
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	90,000	81,230
Moody’s Corp. sr. unsec. notes 4.875%, 2/15/24	240,000	238,685
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	1,157,000	1,099,248
O’Reilly Automotive, Inc. sr. unsec. notes 4.35%, 6/1/28	530,000	527,153
Paramount Global sr. unsec. notes 4.75%, 5/15/25	115,000	113,856
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	822,000	762,266
PulteGroup, Inc. company guaranty sr. unsec. notes 5.00%, 1/15/27	495,000	495,472
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,742,000	1,552,618
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	386,000	362,148
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	852,000	687,457
Sands China, Ltd. sr. unsec. notes 5.90%, 8/8/28 (Hong Kong)	550,000	534,754
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	175,000	136,038
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	210,000	187,512
Tapestry, Inc. sr. unsec. notes 4.125%, 7/15/27	552,000	532,760
TJX Cos., Inc. (The) sr. unsec. notes 3.875%, 4/15/30	548,000	534,061
Vulcan Materials Co. sr. unsec. unsub. bonds 4.70%, 3/1/48	385,000	352,861
Walt Disney Co. (The) company guaranty sr. unsec. bonds 6.65%, 11/15/37	325,000	386,078
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	300,000	294,989
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	3,209,000	2,850,105
		30,022,704
Consumer staples (1.5%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	83,925
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	263,000	258,522
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.35%, 6/1/40	535,000	508,277
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	34,000	32,382

Income Fund 23

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Consumer staples cont.
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	$505,000	$401,981
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,191,000	2,095,871
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	583,000	693,705
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	830,000	855,189
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	815,000	799,809
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	4,248,000	4,398,897
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	693,000	719,418
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	645,000	668,018
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	1,154,000	1,054,559
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	520,000	500,638
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	63,000	62,617
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	3,870,000	3,778,255
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	180,000	166,050
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	91,288
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	435,000	437,712
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	3,265,000	3,241,887
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	1,055,000	1,047,810
Sysco Corp. company guaranty sr. unsec. notes 2.45%, 12/14/31	600,000	503,565
Unilever Capital Corp. company guaranty sr. unsec. unsub. bonds 5.90%, 11/15/32 (Netherlands)	477,000	537,816
		22,938,191
Energy (1.4%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	80,000	68,563
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,181,000	1,186,257
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	80,498
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,250,000	1,041,353
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	89,000	79,777
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	2,402,000	2,304,398
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	906,000	820,707
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	226,000	224,869
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	1,482,000	1,478,017
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	330,000	312,675

24 Income Fund

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Energy cont.
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	$1,409,000	$1,349,780
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	115,000	118,051
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	2,490,000	2,741,814
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	440,419
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	412,439
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,975,000	2,064,812
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	490,000	501,983
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	78,075
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)	300,000	247,452
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	136,000	130,597
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	102,000	78,517
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	600,000	558,191
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	1,145,000	1,145,103
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	90,000	84,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	1,824,000	1,718,968
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,038,000	892,689
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	740,000	750,365
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	90,000	86,998
		20,998,217
Financials (9.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	397,744
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	3,761,000	3,080,533
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	645,000	641,044
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	977,000	934,425
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	976,000	865,257
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	151,926
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	1,515,000	1,598,048
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	345,000	338,571
American International Group, Inc. sr. unsec. sub. notes 2.50%, 6/30/25	207,000	196,576
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,464,516
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	6,952,000	6,479,965
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	389,733
Athene Global Funding 144A notes 1.73%, 10/2/26	519,000	450,572

Income Fund 25

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Financials cont.
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	$2,345,000	$1,831,838
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	240,000	231,863
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	5,600,000	5,525,016
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	2,937,000	2,479,433
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	4,930,000	4,265,159
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	3,504,000	3,379,737
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	862,000	845,771
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	372,000	350,301
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	510,000	470,982
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	965,000	684,571
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,168,000	1,119,709
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	1,077,000	858,082
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,662,000	3,540,474
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	2,031,000	1,466,196
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	440,000	420,075
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	2,813,000	2,401,599
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	852,000	746,226
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,841,000	6,684,595
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	181,000	179,317
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	196,392
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	1,100,000	875,394
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	1,268,000	1,156,118
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	440,000	431,750
Credit Suisse Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	2,810,000	2,848,195
Credit Suisse Group AG 144A sr. unsec. FRN 4.207%, 6/12/24 (Switzerland)	250,000	244,800
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	5,957,000	5,346,503
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	617,000	524,450
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	520,000	496,600
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	200,000	191,056
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	391,353
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	3,176,000	2,978,398
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	298,612
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	450,000	400,415
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28 R	2,249,000	2,141,777
Discover Bank unsec. sub. FRN Ser. BKNT, 4.682%, 8/9/28	490,000	457,288

26 Income Fund

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Financials cont.
EPR Properties sr. unsec. notes 3.60%, 11/15/31 R	$630,000	$490,043
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,898,000	2,850,737
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	310,000	304,193
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	1,327,000	817,522
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	310,000	291,698
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,271,000	3,257,595
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	280,000	278,113
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	3,761,000	3,867,190
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	445,000	422,105
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31 R	475,000	415,619
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	700,000	692,892
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	779,000	636,346
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,523,000	2,423,921
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	844,000	819,948
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	1,112,000	959,983
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	255,381
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	1,953,000	1,430,219
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	982,000	780,307
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	1,472,000	1,457,569
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	3,320,000	2,516,228
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	1,638,000	1,370,187
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,431,000	1,191,845
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,356,757
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	5,040,000	4,367,919
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,322,000	1,222,440
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	730,000	702,125
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	3,772,000	2,516,585
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	260,000	256,702
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	200,000	195,050
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	3,092,000	2,737,776
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	1,881,000	1,986,705
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	370,000	358,355
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	5,270,000	5,154,628
Morgan Stanley unsec. sub. notes Ser. MTN, 4.10%, 5/22/23	60,000	59,935
MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. bonds 3.50%, 3/15/31	495,000	338,349

Income Fund 27

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Financials cont.
NatWest Group PLC unsec. sub. notes 6.00%, 12/19/23 (United Kingdom)	$360,000	$357,422
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	7,200,000	6,663,398
Principal Life Global Funding II 144A company guaranty sr. unsub. notes 3.00%, 4/18/26	535,000	506,626
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	460,000	455,354
SITE Centers Corp. sr. unsec. unsub. notes 4.70%, 6/1/27	455,000	423,671
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	3,082,000	2,157,400
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	200,000	190,574
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	472,000	436,119
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	1,403,000	967,724
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	3,095,000	2,368,291
VICI Properties LP sr. unsec. unsub. bonds 5.625%, 5/15/52 R	550,000	497,610
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	1,400,000	1,350,146
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	521,000	486,952
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	1,415,000	1,231,323
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	354,000	340,250
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	1,048,000	888,964
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	1,271,000	872,852
		142,426,598
Health care (1.5%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	399,000	392,249
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	400,000	381,597
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	1,406,000	1,459,488
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	2,781,000	2,856,315
Becton Dickinson & Co. sr. unsec. notes 3.70%, 6/6/27	1,524,000	1,476,510
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	560,000	476,525
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	32,000	29,399
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	624,000	547,133
CVS Health Corp. sr. unsec. unsub. notes 4.30%, 3/25/28	445,000	439,551
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	420,000	413,243
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	2,156,000	1,949,541
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	80,000	77,890
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	1,014,000	1,059,612
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	1,353,000	1,397,196
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	300,000	301,082
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	1,111,000	1,090,851
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	155,000	156,120

28 Income Fund

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Health care cont.
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	$36,000	$32,403
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	771,000	784,432
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	417,582
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,780,000	1,856,731
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	183,813
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	185,525
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	420,000	401,938
Universal Health Services, Inc. company guaranty sr. notes 2.65%, 10/15/30	495,000	411,724
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	2,007,000	1,966,134
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	1,504,000	1,276,596
		22,021,180
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	2,174,000	1,349,014
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	233,018
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	4,999,000	4,822,288
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,110,000	1,078,493
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,572,000	1,462,099
Broadcom, Inc. company guaranty sr. unsec. notes 4.75%, 4/15/29	425,000	420,993
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	2,698,000	2,670,773
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,135,000	1,948,813
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	180,000	155,871
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,732,000	1,526,420
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	545,000	514,470
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	719,000	697,719
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	240,000	239,710
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,540,000	1,180,131
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	183,927
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 5/1/23	340,000	340,000
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	108,000	103,759
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	732,000	552,667
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	3,216,000	2,494,079
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	1,073,000	950,546
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	430,907
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	209,000	199,546
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	375,000	344,340
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	2,140,000	1,470,028
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,958,000	1,390,174
salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	250,000	238,423
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	5,214,000	4,529,623
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	520,000	419,600
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	472,000	421,470

Income Fund 29

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Technology cont.
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	$40,000	$38,013
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	640,000	603,028
		33,009,942
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.45%, 1/29/26	507,000	494,920
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,468,000	1,417,247
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	194,705
		2,106,872
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	118,000	106,961
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	2,051,000	1,683,318
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	1,419,000	1,482,727
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	260,000	236,935
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	944,000	798,161
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	210,000	207,713
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	420,000	366,626
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	1,426,000	1,363,473
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	260,000	258,462
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	230,000	208,288
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	372,000	355,071
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,593,000	1,217,129
Energy Transfer LP sr. unsec. unsub. notes 5.75%, 2/15/33	490,000	499,608
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 3.125%, 7/31/29	455,000	418,870
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	2,550,000	2,279,737
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.95%, 2/15/27	245,000	241,944
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	834,000	864,928
Georgia Power Co. sr. unsec. unsub. notes 4.70%, 5/15/32	505,000	503,797
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	3,314,000	3,066,557
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	2,420,000	2,402,331
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	1,983,000	2,015,970
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,378,000	1,345,756
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	90,000	72,670
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,893,000	1,901,409
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	1,200,000	976,376

30 Income Fund

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value
Utilities and power cont.
Vistra Operations Co., LLC 144A company guaranty sr. notes 5.125%, 5/13/25	$510,000	$498,688
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,147,000	1,058,812
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	820,000	795,084
		27,227,401
Total corporate bonds and notes (cost $421,779,635)		$384,719,009

COLLATERALIZED LOAN OBLIGATIONS (6.2%)*	Principal amount	Value
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.45%, 7/20/34 (Cayman Islands)	$2,885,000	$2,838,208
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34	250,000	245,064
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.432%, 4/22/34	250,000	244,679
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.549%, 11/2/30 (Cayman Islands)	3,284,719	3,261,865
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.426%, 4/15/35 (Cayman Islands)	2,890,000	2,836,954
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.523%, 11/22/34 (Cayman Islands)	4,714,000	4,561,135
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 10/15/34 (Cayman Islands)	250,000	244,366
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.33%, 7/15/31 (Cayman Islands)	2,500,000	2,465,000
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 6.36%, 4/20/32 (Cayman Islands)	4,782,000	4,709,649
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/34	1,575,000	1,529,324
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	250,000	245,344
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.50%, 7/15/36	2,587,000	2,524,866
Elmwood CLO 18, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 6.986%, 7/17/33 (Cayman Islands)	474,000	474,307
Elmwood CLO 19, Ltd. 144A FRB Ser. 22-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 7.186%, 10/17/34 (Cayman Islands)	1,998,000	1,998,210
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (ICE LIBOR USD 3 Month + 1.24%), 6.50%, 4/15/33 (Cayman Islands)	1,871,000	1,850,275
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-9A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.32%, 1/20/33 (Cayman Islands)	3,193,000	3,146,558
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.63%, 4/15/33 (Cayman Islands)	2,945,000	2,933,839
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 6.46%, 7/15/34 (Cayman Islands)	250,000	245,595
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/31 (Cayman Islands)	5,283,000	5,185,624

Income Fund 31

COLLATERALIZED LOAN OBLIGATIONS (6.2%)* cont.	Principal amount	Value
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.673%, 10/22/30 (Cayman Islands)	$3,900,000	$3,787,848
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.58%, 4/15/32 (Cayman Islands)	2,076,000	2,045,167
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.55%, 1/15/35 (Cayman Islands)	250,000	241,643
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.61%, 4/15/31 (Cayman Islands)	2,027,000	1,996,942
Neuberger Berman Loan Advisers CLO 31, Ltd. 144A FRB Ser. 21-31A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 4/20/31 (Cayman Islands)	2,230,000	2,198,807
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 7/20/32 (Cayman Islands)	520,000	509,948
OCP CLO, Ltd. 144A FRB Ser. 21-19A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 6.40%, 10/20/34 (Cayman Islands)	3,250,000	3,183,622
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 6.453%, 1/24/33 (Cayman Islands)	2,144,000	2,109,979
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.864%, 5/15/32 (Cayman Islands)	4,226,000	4,109,084
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 6.42%, 10/15/34 (Cayman Islands)	1,439,000	1,403,965
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	250,000	244,366
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 6.38%, 4/15/36 (Cayman Islands)	1,443,000	1,415,462
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.294%, 8/13/31 (Jersey)	3,425,000	3,371,813
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 6.242%, 4/13/31 (Cayman Islands)	2,990,416	2,947,522
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (ICE LIBOR USD 3 Month + 1.21%), 6.46%, 7/20/32 (Cayman Islands)	425,000	416,265
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 7/15/34 (Cayman Islands)	2,700,000	2,608,365
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	3,310,000	3,201,455
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 6.32%, 7/15/31 (Cayman Islands)	200,000	196,864
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 7/15/32 (Cayman Islands)	2,800,000	2,749,107
Voya CLO, Ltd. 144A FRB Ser. 18-4A, Class A1RA, (ICE LIBOR USD 3 Month + 1.10%), 6.351%, 7/14/31 (Cayman Islands)	346,838	342,322
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.36%, 7/17/31	3,050,000	3,005,223
Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.19%), 6.489%, 11/1/31 (Cayman Islands)	2,442,000	2,395,372
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.58%, 10/20/33	4,406,000	4,344,642
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.75%, 7/15/32	2,858,000	2,796,513
Total collateralized loan obligations (cost $93,141,686)		$93,163,158

32 Income Fund

ASSET-BACKED SECURITIES (1.4%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,903,116	$1,884,085
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.27%, 10/22/24	5,905,000	5,786,900
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 7.02%, 10/22/24	5,073,000	4,944,278
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.214%, 5/29/23	9,167,000	9,167,000
Total asset-backed securities (cost $21,409,348)		$21,782,263

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)*	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)	$270,000	$210,600
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	288,000	256,865
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	530,000	478,988
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	200,000	179,803
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	200,000	173,679
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d’lvoire)	780,000	744,900
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	420,000	361,411
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	460,000	428,950
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	750,000	750,936
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	290,000	245,413
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	200,000	174,250
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)	420,000	350,272
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	460,000	384,089
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)	380,000	391,802
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	330,000	337,529
Total foreign government and agency bonds and notes (cost $5,932,525)		$5,469,487

MUNICIPAL BONDS AND NOTES (0.2%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$964,889
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	868,590
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	864,465
Total municipal bonds and notes (cost $2,293,668)		$2,697,944

Income Fund 33

SENIOR LOANS (—%)*c	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.068%, 12/7/29	$19,000	$19,036
Total senior loans (cost $18,818)		$19,036

SHORT-TERM INVESTMENTS (25.7%)*		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 4.807%, 5/16/23		$1,790,000	$1,785,563
Atlantic Asset Securitization, LLC asset-backed commercial paper 5.122%, 6/22/23		7,500,000	7,441,081
Banco Santander SA commercial paper 5.125%, 5/16/23 (Spain)		7,500,000	7,481,464
Barclays Bank PLC commercial paper 5.023%, 5/30/23 (United Kingdom)		7,500,000	7,466,250
Bedford Row Funding Corp. asset-backed commercial paper 5.078%, 6/5/23		7,500,000	7,460,179
Chariot Funding, LLC asset-backed commercial paper 5.076%, 6/1/23		7,500,000	7,464,477
Chariot Funding, LLC asset-backed commercial paper 4.971%, 5/22/23		7,500,000	7,475,225
Interest in $423,100,000 joint tri-party repurchase agreement dated 4/28/2023 with Royal Bank of Canada due 5/1/2023 — maturity value of $74,970,976 for an effective yield of 4.800% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.875% to 5.271% and due dates ranging from 10/31/2024 to 8/1/2052, valued at $431,734,631)		74,941,000	74,941,000
Manhattan Asset Funding Co., LLC asset-backed commercial paper 4.792%, 5/10/23 (Japan)		7,500,000	7,487,833
Matchpoint Finance PLC asset-backed commercial paper 5.034%, 5/30/23 (Ireland)		7,500,000	7,466,620
Nationwide Building Society commercial paper 4.864%, 5/4/23 (United Kingdom)		7,500,000	7,493,980
Putnam Short Term Investment Fund Class P 4.98% L	Shares	160,097,316	160,097,316
Skandinaviska Enskilda Banken AB commercial paper 4.776%, 5/15/23 (Sweden)		$6,500,000	6,485,033
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76% P	Shares	29,974,000	29,974,000
TotalEnergies Capital Canada, Ltd. commercial paper 4.849%, 5/2/23 (Canada)		$7,500,000	7,495,936
U.S. Treasury Bills 4.805%, 11/2/23 ∆		400,000	390,212
U.S. Treasury Bills 4.793%, 5/11/23 # ∆ Φ		6,700,000	6,692,230
U.S. Treasury Bills 4.736%, 5/2/23 # ∆ Φ		22,500,000	22,497,403
U.S. Treasury Bills 4.270%, 5/30/23 # ∆		3,500,000	3,488,405
Victory Receivables Corp. asset-backed commercial paper 5.040%, 6/8/23 (Japan)		7,500,000	7,456,591
Total short-term investments (cost $388,578,870)			$388,540,798

TOTAL INVESTMENTS
Total investments (cost $2,817,909,268)	$2,704,814,209

34 Income Fund

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,514,757,767.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $15,642,149 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,226,892 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $468,578 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
##	Forward commitment, in part or in entirety (Note 1).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.

Income Fund 35

W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	286	$37,653,688	$37,653,688	Jun-23	$1,637,199
U.S. Treasury Bond Ultra 30 yr (Long)	864	122,175,000	122,175,001	Jun-23	4,858,438
U.S. Treasury Note 2 yr (Long)	531	109,473,117	109,473,117	Jun-23	960,848
U.S. Treasury Note 5 yr (Long)	1,838	201,706,142	201,706,141	Jun-23	4,432,086
U.S. Treasury Note 10 yr (Long)	1,017	117,161,578	117,161,578	Jun-23	3,563,741
U.S. Treasury Note Ultra 10 yr (Long)	653	79,308,891	79,308,891	Jun-23	2,598,351
Unrealized appreciation					18,050,663
Unrealized (depreciation)					—
Total					$18,050,663

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$144,600,800	$(1,662,909)	$2,756,091
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	144,600,800	(1,662,909)	(928,337)
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988	123,169,700	152,089	(123)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	784,724
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	647,663
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	61,584,900	(450,440)	36,951
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	44,509,300	(2,846,370)	(212,754)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	44,509,300	(2,846,370)	(356,075)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	41,450,200	(2,155,410)	(168,702)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	41,450,200	(2,113,960)	(349,011)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	40,206,700	(2,030,438)	(121,424)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	40,206,700	(2,030,438)	(305,973)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	233,922
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	157,095
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	1,328,122
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	(2,342,449)
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	33,520,700	(2,664,896)	63,019
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	33,520,700	(2,664,896)	(362,024)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035	30,792,400	46,647	1,848

36 Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095	$29,183,400	$1,931,941	$357,497
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095	29,183,400	1,931,941	115,275
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	26,831,500	1,019,597	(25,222)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	26,831,500	1,019,597	(94,715)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035	21,554,700	(167,399)	11,640
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	19,218,800	(417,464)	3,844
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	19,218,800	(6,206,884)	(135,493)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	16,558,800	(2,458,982)	151,347
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	16,558,800	(2,458,982)	(693,979)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	10,940,800	(1,617,050)	17,068
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	10,940,800	(1,617,050)	(376,145)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	41,997,900	(3,416,529)	2,520
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	41,997,900	(3,416,529)	(171,351)
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	41,524,500	(2,238,171)	101,735
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	41,524,500	(8,803,194)	(345,069)
Citibank, N.A.
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703	85,436,600	(952,367)	(519,455)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643	85,436,600	(952,367)	(594,639)
(3.166)/US SOFR/Jul-28 (Purchased)	Jul-23/3.166	50,172,000	(625,269)	9,031
3.166/US SOFR/Jul-28 (Purchased)	Jul-23/3.166	50,172,000	(625,269)	(60,708)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	41,044,100	(496,634)	(212,198)
(1.84)/US SOFR/Jan-42 (Purchased)	Jan-32/1.84	38,370,100	(5,732,493)	(138,516)
1.84/US SOFR/Jan-42 (Purchased)	Jan-32/1.84	38,370,100	(1,592,359)	(304,275)
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25	29,902,800	389,490	105,856
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887	29,902,800	513,876	98,679
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311	29,902,800	389,490	75,953
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947	29,902,800	513,876	67,879
2.00/US SOFR/Mar-51 (Purchased)	Mar-41/2.00	27,212,800	(1,785,160)	(42,996)
(2.00)/US SOFR/Mar-51 (Purchased)	Mar-41/2.00	27,212,800	(3,167,570)	(43,540)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	992,774
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	(766,590)
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	15,357,200	(1,282,326)	(45,457)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	15,357,200	(3,589,899)	(46,839)
(3.20)/US SOFR/Jul-33 (Purchased)	Jul-23/3.20	14,439,600	(228,868)	(13,140)
3.58/US SOFR/Jul-33 (Written)	Jul-23/3.58	14,439,600	82,306	4,765
3.39/US SOFR/Jul-33 (Written)	Jul-23/3.39	14,439,600	137,176	4,765
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14	7,183,900	(278,735)	(5,244)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14	7,183,900	(927,010)	(17,744)
2.403/US SOFR/Nov-49 (Purchased)	Nov-24/2.403	5,702,000	(230,931)	(4,676)
(2.403)/US SOFR/Nov-49 (Purchased)	Nov-24/2.403	5,702,000	(759,734)	(17,961)

Income Fund 37

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	$24,677,900	$1,718,816	$112,531
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	(68,358)
Goldman Sachs International
3.123/US SOFR/Jul-33 (Purchased)	Jul-23/3.123	27,980,300	(554,010)	15,669
(3.123)/US SOFR/Jul-33 (Purchased)	Jul-23/3.123	27,980,300	(554,010)	(56,240)
(2.41)/US SOFR/May-57 (Purchased)	May-27/2.41	27,456,100	(4,898,168)	(393,995)
2.41/US SOFR/May-57 (Purchased)	May-27/2.41	27,456,100	(3,124,504)	(614,468)
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	6,678,900	(393,053)	31,591
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	6,678,900	(941,725)	(48,222)
JPMorgan Chase Bank N.A.
1.75/US SOFR/Feb-41 (Purchased)	Feb-31/1.75	96,022,800	(2,371,763)	234,296
(1.75)/US SOFR/Feb-41 (Purchased)	Feb-31/1.75	96,022,800	(14,969,955)	(516,603)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	1,061,276
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	(2,513,086)
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525	39,229,100	3,108,906	158,486
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525	39,229,100	3,108,906	153,386
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	29,559,000	(1,908,033)	26,012
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	29,559,000	(1,908,033)	(458,165)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	21,881,900	(1,843,550)	1,532
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	21,881,900	(1,843,550)	(189,060)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	327,672
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	(578,411)
Morgan Stanley & Co. International PLC
2.1175/US SOFR/Oct-57 (Purchased)	Oct-27/2.1175	50,000,000	(3,365,000)	147,500
2.22/US SOFR/Nov-49 (Purchased)	Nov-24/2.22	5,702,000	(139,699)	31,988
(2.22)/US SOFR/Nov-49 (Purchased)	Nov-24/2.22	5,702,000	(951,094)	(73,385)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	3,001,800	(99,960)	8,495
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	3,001,800	(398,003)	(13,869)
Unrealized appreciation				10,440,497
Unrealized (depreciation)				(15,346,686)
Total				$(4,906,189)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/23 (proceeds receivable $312,167,266) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	$206,000,000	5/11/23	$204,825,161
Uniform Mortgage-Backed Securities, 4.50%, 5/1/53	51,000,000	5/11/23	49,832,539
Uniform Mortgage-Backed Securities, 3.50%, 5/1/53	25,000,000	5/11/23	23,246,102
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	32,000,000	5/11/23	28,756,259
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	5,000,000	5/11/23	4,327,737
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	2,000,000	5/11/23	1,662,392
Total			$312,650,190

38 Income Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$800,000,000	$2,552,000	$18,605,714	9/21/27	3.30% — Annually	US SOFR — Annually	$24,592,402
600,000,000	8,838,000	2,818,653	9/21/24	3.40% — Annually	US SOFR — Annually	14,171,038
Upfront premium received		21,424,367		Unrealized appreciation		38,763,440
Upfront premium (paid)		—		Unrealized (depreciation)		—
Total		$21,424,367		Total	$38,763,440

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$32,836,200	$5,052,834	$1,375,403	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(3,870,789)
9,000,000	3,085,290	(802,207)	3/1/52	1.465% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	2,336,785
149,706,000	4,206,739	7,233	12/23/23	0.695% — Annually	US SOFR — Annually	6,290,092
11,819,000	966,321	1,016	12/23/26	1.085% — Annually	US SOFR — Annually	1,114,726
10,552,000	1,484,983	(2,745)	12/23/31	US SOFR — Annually	1.285% — Annually	(1,611,755)
100,453,000	29,676,830	(178,865)	12/23/51	US SOFR — Annually	1.437% — Annually	(30,981,688)
60,378,000	1,695,414	(6,144)	12/24/23	0.697% — Annually	US SOFR — Annually	2,495,377
30,500,000	2,483,310	(4,083)	12/24/26	1.096% — Annually	US SOFR — Annually	2,844,516
89,191,000	12,554,525	(39,816)	12/24/31	1.285% — Annually	US SOFR — Annually	13,524,856
60,760,000	17,973,416	(32,837)	12/24/51	1.435% — Annually	US SOFR — Annually	18,597,333
10,724,000	2,989,529	(1,748)	12/31/51	1.525% — Annually	US SOFR — Annually	3,098,680
25,659,000	2,061,701	(3,404)	12/31/26	US SOFR — Annually	1.135% — Annually	(2,364,360)
5,755,500	383,144 E	(128)	1/15/47	1.724% — Annually	US SOFR — Annually	383,016
9,319,000	2,327,979	(318)	1/21/52	1.679% — Annually	US SOFR — Annually	2,402,471
28,734,000	7,465,955	(980)	1/19/52	US SOFR — Annually	1.626% — Annually	(7,710,543)
15,082,000	3,838,520	(514)	2/1/52	1.6545% — Annually	US SOFR — Annually	3,949,903
10,573,700	960,303 E	(361)	2/13/57	1.68% — Annually	US SOFR — Annually	959,943

Income Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$36,345,700	$7,836,860	$(1,239)	2/24/52	US SOFR — Annually	1.86% — Annually	$(8,027,503)
5,893,000	1,374,248	(201)	2/29/52	1.7674% — Annually	US SOFR — Annually	1,403,910
14,992,000	1,613,589	(199)	2/29/32	US SOFR — Annually	1.75% — Annually	(1,690,211)
28,705,000	1,819,610	(232)	2/28/27	1.675% — Annually	US SOFR — Annually	1,969,424
34,930,000	985,725	(132)	2/29/24	US SOFR — Annually	1.47709% — Annually	(1,180,333)
7,804,700	883,336	(103)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(919,951)
262,368,000	5,800,956	(989)	4/7/24	2.45% — Annually	US SOFR — Annually	6,213,632
73,776,000	2,625,688	(597)	4/7/27	US SOFR — Annually	2.465% — Annually	(2,741,866)
9,862,000	629,985	(131)	4/7/23	US SOFR — Annually	2.3305% — Annually	(646,450)
16,169,000	2,747,436	(551)	4/7/52	US SOFR — Annually	2.1005% — Annually	(2,777,248)
19,619,000	2,439,819	(669)	4/14/52	US SOFR — Annually	2.3395% — Annually	(2,463,328)
3,831,000	195,917	(51)	4/14/32	US SOFR — Annually	2.4965% — Annually	(200,144)
15,844,000	554,065	(128)	4/14/27	2.483% — Annually	US SOFR — Annually	571,308
31,791,000	725,789	(120)	4/14/24	2.405% — Annually	US SOFR — Annually	761,695
59,312,200	1,635,237	(560)	5/2/27	US SOFR — Annually	2.685% — Annually	(1,898,471)
73,266,300	1,653,620	(276)	5/25/24	2.5945% — Annually	US SOFR — Annually	2,132,407
17,669,000	1,650,638	(603)	5/25/52	US SOFR — Annually	2.501% — Annually	(1,752,185)
3,660,800	241,686 E	(125)	5/28/57	2.40% — Annually	US SOFR — Annually	241,561
57,507,000	1,806,870	(763)	6/7/32	US SOFR — Annually	2.7565% — Annually	(2,008,383)
14,553,000	1,022,494	(496)	6/7/52	US SOFR — Annually	2.622% — Annually	(1,103,614)
14,414,200	2,649,907	(1,809,179)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	802,904
53,045,000	1,085,301	(200)	6/10/24	US SOFR — Annually	2.833% — Annually	(1,282,609)
44,246,000	1,028,720	(358)	6/10/27	2.8025% — Annually	US SOFR — Annually	1,205,930

40 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$353,160,000	$5,329,184	$(1,331)	6/15/24	US SOFR — Annually	3.3385% — Annually	$(5,674,403)
177,215,500	1,538,231	(1,434)	6/15/27	3.185% — Annually	US SOFR — Annually	1,951,160
63,839,800	1,658,558	(904)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	1,915,017
48,439,000	1,665,817	(642)	7/15/32	US SOFR — Annually	2.723% — Annually	(1,970,499)
42,331,800	3,283,678	(1,444)	8/22/52	2.5823% — Annually	US SOFR — Annually	3,633,902
65,748,000	3,817,329	(872)	8/2/32	US SOFR — Annually	2.4275% — Annually	(4,456,245)
6,886,700	239,106 E	(135)	4/1/42	US SOFR — Annually	2.63% — Annually	(239,241)
10,807,500	481,582 E	(163)	3/24/35	US SOFR — Annually	2.39% — Annually	(481,745)
9,879,100	730,065	(291)	8/10/42	2.645% — Annually	US SOFR — Annually	815,019
16,744,200	1,333,676	(37,331)	8/10/42	US SOFR — Annually	2.605% — Annually	(1,512,039)
6,865,200	560,132	(203)	8/10/42	2.5915% — Annually	US SOFR — Annually	620,466
109,421,000	2,713,641 E	(1,029)	2/6/29	2.40% — Annually	US SOFR — Annually	2,712,612
55,227,000	2,399,613	(729)	8/16/32	US SOFR — Annually	2.613% — Annually	(2,881,421)
8,532,300	202,557 E	(189)	1/15/47	2.49% — Annually	US SOFR — Annually	202,367
43,608,000	766,629 E	(850)	11/29/38	US SOFR — Annually	2.87% — Annually	(767,479)
1,325,000	33,456	(17)	8/25/32	US SOFR — Annually	2.8415% — Annually	(43,012)
16,057,000	202,479 E	(241)	2/21/35	2.785% — Annually	US SOFR — Annually	202,238
43,599,700	635,248	(164)	9/6/24	US SOFR — Annually	3.413% — Annually	(794,962)
42,467,300	47,988 E	(236)	1/15/27	US SOFR — Annually	2.73% — Annually	(48,224)
22,459,600	205,505	(296)	9/13/32	3.043% — Annually	US SOFR — Annually	342,545
11,830,800	92,162 E	(231)	1/15/41	3.0500% — Annually	US SOFR — Annually	91,931
4,343,700	52,602 E	(85)	1/15/42	2.9825% — Annually	US SOFR — Annually	52,518
10,500,000	29,925 E	(148)	2/28/34	US SOFR — Annually	3.014% — Annually	29,777
16,940,000	259,182	(576)	9/26/52	2.905% — Annually	US SOFR — Annually	379,433

Income Fund 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$88,089,000	$313,597	$(828)	9/26/27	US SOFR — Annually	3.465% — Annually	$(18,191)
4,953,000	33,235	(65)	9/19/32	3.24% — Annually	US SOFR — Annually	(8,213)
4,138,000	80,112 E	(141)	2/13/57	2.40% — Annually	US SOFR — Annually	79,971
84,786,000	1,167,503	(1,119)	9/23/32	3.3275% — Annually	US SOFR — Annually	(770,583)
4,541,000	107,168	(60)	9/26/32	US SOFR — Annually	3.449% — Annually	89,609
11,121,598	17,795	(378)	9/28/52	2.976% — Annually	US SOFR — Annually	92,876
2,445,000	61,076	(83)	9/29/52	3.114% — Annually	US SOFR — Annually	(47,203)
14,158,000	384,673	(187)	9/30/32	3.493% — Annually	US SOFR — Annually	(329,766)
6,394,000	153,968	(189)	10/3/42	US SOFR — Annually	3.3245% — Annually	124,001
26,238,000	644,668	(346)	10/4/32	US SOFR — Annually	3.4605% — Annually	542,643
6,890,000	176,315	(91)	10/4/23	US SOFR — Annually	3.473% — Annually	150,024
59,165,000	903,450	(476)	10/4/27	3.75% — Annually	US SOFR — Annually	(774,086)
9,986,409	256,451	(132)	10/5/32	3.474% — Annually	US SOFR — Annually	(217,702)
4,750,000	35,815 E	(71)	10/21/36	US SOFR — Annually	3.116% — Annually	35,744
45,473,000	609,338 E	(641)	8/23/33	US SOFR — Annually	3.237% — Annually	608,697
43,724,000	562,291 E	(617)	9/1/33	US SOFR — Annually	3.225% — Annually	561,674
20,060,000	312,735	(283)	11/14/32	3.347% — Annually	US SOFR — Annually	(219,955)
11,680,000	113,763	(397)	2/3/53	2.9275% — Annually	US SOFR — Annually	155,275
30,282,000	13,324 E	(1,030)	12/2/55	2.81% — Annually	US SOFR — Annually	(14,354)
4,148,000	115,439	(55)	10/7/32	3.5005% — Annually	US SOFR — Annually	(101,324)
37,041,000	146,682	(139)	10/7/24	US SOFR — Annually	4.1755% — Annually	(130,287)
248,665,000	6,910,400	(97,760)	10/7/32	3.50% — Annually	US SOFR — Annually	(6,029,017)
8,296,000	237,266	(7,944)	10/7/32	US SOFR — Annually	3.51% — Annually	197,131
111,313,000	1,415,901	74,548	10/7/52	US SOFR — Annually	3.05% — Annually	765,512

42 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$5,000,000	$68,850	$(170)	10/12/52	US SOFR — Annually	3.055% — Annually	$37,165
92,799,000	541,018 E	(640)	4/8/28	3.44% — Annually	US SOFR — Annually	(541,658)
252,187,000	1,066,751 E	(946)	1/31/25	US SOFR — Annually	4.035% — Annually	1,065,805
2,000,000	53,740 E	(68)	1/16/55	2.97% — Annually	US SOFR — Annually	(53,808)
190,247,000	1,345,046 E	(1,056)	1/16/26	US SOFR — Annually	3.605% — Annually	1,343,990
15,796,000	833,871	(537)	10/20/52	US SOFR — Annually	3.2571% — Annually	755,188
3,416,000	233,279	(116)	10/20/52	US SOFR — Annually	3.3375% — Annually	217,735
6,640,400	382,288 E	(226)	1/24/55	3.135% — Annually	US SOFR — Annually	(382,514)
36,263,000	1,075,561	(341)	4/13/28	3.965% — Annually	US SOFR — Annually	(1,084,891)
11,992,500	590,631 E	(180)	4/4/35	3.5575% — Annually	US SOFR — Annually	(590,811)
23,985,100	728,427 E	(269)	5/8/30	US SOFR — Annually	3.52% — Annually	728,159
32,836,600	262,364 E	(286)	4/4/32	3.515% — Annually	US SOFR — Annually	(262,650)
1,794,600	102,813 E	(25)	11/24/33	US SOFR — Annually	3.708% — Annually	102,787
3,182,300	157,428 E	(48)	2/19/36	US SOFR — Annually	3.6145% — Annually	157,381
2,358,700	116,190 E	(35)	3/3/36	US SOFR — Annually	3.614% — Annually	116,154
24,310,861	2,214,476	(827)	10/24/52	US SOFR — Annually	3.4555% — Annually	2,114,094
165,097,300	1,386,817 E	(619)	6/26/25	US SOFR — Annually	4.31% — Annually	1,386,198
11,440,000	1,179,807	(389)	10/27/32	3.5176% — Annually	US SOFR — Annually	(1,138,628)
35,701,000	2,244,522 E	(503)	12/4/33	US SOFR — Annually	3.77% — Annually	2,244,018
16,788,000	505,487 E	(188)	3/24/32	US SOFR — Annually	3.64% — Annually	505,299
17,000,000	1,014,390 E	(578)	10/28/57	3.1175% — Annually	US SOFR — Annually	(1,014,968)
62,453,000	352,859	(234)	11/9/24	US SOFR — Annually	4.7655% — Annually	504,262
11,196,700	294,473	(148)	11/25/32	3.477% — Annually	US SOFR — Annually	(253,234)
116,140,000	34,842	(436)	12/5/24	4.3515% — Annually	US SOFR — Annually	(8,630)

Income Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$29,000,000	$21,170	$(383)	12/9/32	3.147% — Annually	US SOFR — Annually	$161,517
4,415,900	225,078 E	(150)	12/10/57	2.47% — Annually	US SOFR — Annually	224,928
2,735,200	98,057 E	(93)	12/13/57	2.558% — Annually	US SOFR — Annually	97,964
36,400,000	1,015,196	(480)	12/29/32	US SOFR — Annually	3.493% — Annually	880,236
8,072,000	332,728	(274)	12/29/52	US SOFR — Annually	3.1925% — Annually	294,344
3,704,000	34,447	(30)	1/6/28	3.5615% — Annually	US SOFR — Annually	(22,320)
28,031,000	181,080	(953)	1/18/53	US SOFR — Annually	2.9451% — Annually	(315,965)
2,133,000	3,519	(28)	1/19/33	US SOFR — Annually	3.175% — Annually	(5,224)
236,429,000	449,215	(3,121)	1/19/33	3.178% — Annually	US SOFR — Annually	511,703
193,293,000	1,215,813	(2,551)	1/20/33	US SOFR — Annually	3.0795% — Annually	(2,053,881)
87,435,000	457,285	(703)	1/20/28	US SOFR — Annually	3.2195% — Annually	(801,587)
5,330,000	88,158	(181)	1/23/53	2.893% — Annually	US SOFR — Annually	113,151
45,662,000	45,205	(603)	1/24/33	3.167% — Annually	US SOFR — Annually	134,297
7,473,000	8,669	(99)	1/24/33	US SOFR — Annually	3.169% — Annually	(20,865)
22,391,000	75,234	(295)	1/30/33	3.19529% — Annually	US SOFR — Annually	6,740
6,900,000	115,713	(91)	2/10/33	US SOFR — Annually	3.3555% — Annually	95,263
25,728,000	578,623	(339)	2/15/33	US SOFR — Annually	3.4235% — Annually	510,447
66,400,000	1,539,816	(535)	2/21/28	3.855% — Annually	US SOFR — Annually	(1,433,122)
30,700,000	1,013,100	(405)	2/21/33	US SOFR — Annually	3.5485% — Annually	945,082
3,108,000	164,879	(106)	2/23/53	3.2495% — Annually	US SOFR — Annually	(156,591)
15,221,000	397,116	(123)	2/24/28	3.9195% — Annually	US SOFR — Annually	(375,390)
10,104,000	401,836	(133)	2/24/33	US SOFR — Annually	3.629% — Annually	381,818
26,539,000	845,798	(214)	2/28/28	4.0475% — Annually	US SOFR — Annually	(815,737)
9,694,000	442,531	(128)	2/28/33	US SOFR — Annually	3.6985% — Annually	425,518

44 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$33,517,000	$1,688,922	$(1,140)	3/7/53	3.235% — Annually	US SOFR — Annually	$(1,626,517)
65,124,000	562,020 E	(449)	6/24/28	3.254% — Annually	US SOFR — Annually	(562,469)
16,916,000	437,786 E	(254)	2/4/36	3.3105% — Annually	US SOFR — Annually	(438,040)
82,962,000	1,228,667 E	(929)	12/16/31	3.245% — Annually	US SOFR — Annually	(1,229,596)
40,539,000	1,940,602	(535)	3/2/33	3.7245% — Annually	US SOFR — Annually	(1,875,250)
1,407,000	103,429	(48)	3/6/53	3.354% — Annually	US SOFR — Annually	(100,479)
13,318,000	731,691	(176)	3/6/33	US SOFR — Annually	3.808% — Annually	712,553
15,205,000	547,532	(122)	3/6/28	4.1355% — Annually	US SOFR — Annually	(533,752)
7,312,000	254,677	(59)	3/7/28	US SOFR — Annually	4.108% — Annually	247,716
10,544,000	516,867	(139)	3/7/33	3.7375% — Annually	US SOFR — Annually	(501,085)
1,777,000	93,506	(60)	3/7/53	US SOFR — Annually	3.2465% — Annually	89,429
21,027,000	919,721	(278)	3/8/33	US SOFR — Annually	3.6745% — Annually	886,199
4,959,000	215,667	(65)	3/8/33	3.6715% — Annually	US SOFR — Annually	(207,870)
5,278,000	220,779	(70)	3/10/33	3.6515% — Annually	US SOFR — Annually	(212,594)
1,015,100	41,812 E	(14)	8/9/33	3.575% — Annually	US SOFR — Annually	(41,826)
5,623,600	15,915 E	(73)	2/9/38	3.31% — Annually	US SOFR — Annually	(15,988)
2,684,000	38,220 E	(40)	2/9/38	3.275% — Annually	US SOFR — Annually	(38,260)
28,473,400	1,198,445 E	(401)	5/11/33	3.64% — Annually	US SOFR — Annually	(1,198,847)
117,458,000	3,799,766 E	(1,104)	5/11/28	US SOFR — Annually	3.997% — Annually	3,798,662
38,212,000	677,117	(308)	3/14/28	US SOFR — Annually	3.7185% — Annually	624,403
254,000	5,946	(3)	3/14/33	US SOFR — Annually	3.432% — Annually	5,497
2,192,000	12,407	(75)	3/14/53	3.0045% — Annually	US SOFR — Annually	(7,388)
6,183,000	41,735	(82)	3/15/33	3.234% — Annually	US SOFR — Annually	(29,574)
34,151,000	365,074	(451)	3/15/33	3.28091% — Annually	US SOFR — Annually	(299,994)

Income Fund 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$7,719,000	$163,488	$(102)	3/16/33	US SOFR — Annually	3.4055% — Annually	$150,082
30,614,000	115,109	(246)	3/17/28	US SOFR — Annually	3.404% — Annually	63,059
3,742,000	4,191	(127)	3/17/53	2.9695% — Annually	US SOFR — Annually	12,428
6,720,000	27,283	(89)	3/20/33	3.2019% — Annually	US SOFR — Annually	(15,059)
5,545,000	33,658 E	(33,236)	6/21/25	US SOFR — Annually	4.20% — Annually	422
356,794,000	2,165,740 E	2,048,045	6/21/25	4.20% — Annually	US SOFR — Annually	(117,695)
537,399,000	13,897,138 E	(11,439,118)	6/21/28	US SOFR — Annually	3.80% — Annually	2,458,021
6,635,000	171,581 E	141,037	6/21/28	3.80% — Annually	US SOFR — Annually	(30,544)
416,163,000	9,921,326 E	6,222,280	6/21/33	3.40% — Annually	US SOFR — Annually	(3,699,046)
40,235,000	1,200,210 E	1,607,245	6/21/53	US SOFR — Annually	2.80% — Annually	407,034
7,542,500	8,976	(61)	3/21/28	US SOFR — Annually	3.2915% — Annually	(21,799)
5,489,000	55,933	(187)	3/22/53	US SOFR — Annually	2.9225% — Annually	(67,455)
9,137,000	26,040	(121)	3/22/33	3.1875% — Annually	US SOFR — Annually	(9,983)
12,912,000	2,970	(104)	3/22/28	US SOFR — Annually	3.323% — Annually	(18,052)
21,192,000	207,682	(171)	3/23/28	3.5365% — Annually	US SOFR — Annually	(179,181)
10,188,000	100,046	(82)	3/23/28	3.537% — Annually	US SOFR — Annually	(86,350)
3,796,000	5,276	(129)	3/24/53	US SOFR — Annually	2.982% — Annually	(2,101)
1,698,000	221	(58)	3/24/53	2.9755% — Annually	US SOFR — Annually	2,975
4,546,000	55,143	(60)	3/24/33	US SOFR — Annually	3.2975% — Annually	47,917
2,043,000	16,446	(69)	3/24/53	2.9335% — Annually	US SOFR — Annually	20,382
16,426,000	164	(132)	3/24/28	US SOFR — Annually	3.317% — Annually	(25,852)
4,635,000	7,740	(61)	3/24/33	3.17535% — Annually	US SOFR — Annually	112
25,520,000	13,270	(205)	3/27/28	US SOFR — Annually	3.3045% — Annually	(50,645)
25,520,000	67,118	(205)	3/27/28	US SOFR — Annually	3.2575% — Annually	(105,658)

46 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$25,520,000	$17,864	$(205)	3/27/28	3.3005% — Annually	US SOFR — Annually	$54,927
9,447,000	111,569	(76)	3/28/28	US SOFR — Annually	3.0525% — Annually	(127,452)
6,186,000	79,676	(82)	3/28/33	3.001% — Annually	US SOFR — Annually	90,246
52,617,100	369,372 E	(742)	6/13/33	3.041% — Annually	US SOFR — Annually	368,630
103,830,000	736,155 E	(976)	6/13/28	3.086% — Annually	US SOFR — Annually	735,179
6,907,000	42,271	(91)	3/28/33	3.081% — Annually	US SOFR — Annually	53,406
8,110,000	61,312	(107)	4/4/33	US SOFR — Annually	3.064% — Annually	(68,815)
5,688,200	626 E	(111)	3/27/40	US SOFR — Annually	3.1525% — Annually	515
13,775,000	29,479	(111)	3/29/28	3.363% — Annually	US SOFR — Annually	(11,138)
13,655,000	53,664	(180)	3/29/33	US SOFR — Annually	3.20% — Annually	33,153
5,861,000	17,817	(47)	3/30/28	US SOFR — Annually	3.3825% — Annually	10,285
2,937,000	8,341	(100)	3/30/53	2.989% — Annually	US SOFR — Annually	(3,662)
6,859,000	47,807	(91)	3/30/33	US SOFR — Annually	3.236% — Annually	38,063
27,327,000	210,145	(220)	3/31/28	3.4855% — Annually	US SOFR — Annually	(178,962)
13,631,500	162,487 E	(192)	3/13/34	US SOFR — Annually	3.118% — Annually	162,295
39,469,000	8,683	(148)	3/31/25	US SOFR — Annually	4.0905% — Annually	(33,790)
15,419,000	150,644	(204)	3/31/33	US SOFR — Annually	3.269% — Annually	129,783
1,590,000	13,865	(21)	4/3/33	US SOFR — Annually	3.2565% — Annually	11,908
1,591,000	10,660	(21)	4/4/33	US SOFR — Annually	3.2325% — Annually	8,746
11,276,000	89,306	(149)	4/4/33	US SOFR — Annually	3.247% — Annually	75,867
39,552,000	13,052	(148)	4/4/25	US SOFR — Annually	4.113% — Annually	(7,989)
15,250,000	71,218	(202)	4/4/33	US SOFR — Annually	3.2085% — Annually	52,615
9,692,000	24,327	(128)	4/4/33	3.1830% — Annually	US SOFR — Annually	(12,575)
4,256,500	15,962	(34)	4/5/28	3.396% — Annually	US SOFR — Annually	(11,639)

Income Fund 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$3,542,500	$14,737	$(47)	4/5/33	US SOFR — Annually	3.2025% — Annually	$10,568
3,542,500	15,056	(47)	4/5/33	US SOFR — Annually	3.2035% — Annually	10,890
4,256,500	16,558	(34)	4/5/28	3.399% — Annually	US SOFR — Annually	(12,244)
6,387,000	21,269	(84)	4/5/33	3.114% — Annually	US SOFR — Annually	29,024
28,002,000	36,403	(105)	4/5/25	US SOFR — Annually	4.02% — Annually	(52,555)
14,914,000	26,249	(197)	4/5/33	US SOFR — Annually	3.1325% — Annually	(44,552)
883,000	8,079	(30)	4/5/53	US SOFR — Annually	2.927% — Annually	(9,313)
5,751,000	49,574	(76)	4/6/33	3.0515% — Annually	US SOFR — Annually	56,547
8,223,000	75,405	(109)	4/6/33	3.45% — Annually	US SOFR — Annually	85,413
34,079,000	314,890 E	(481)	9/13/33	US SOFR — Annually	2.955% — Annually	(315,370)
2,786,000	18,583	(22)	4/6/28	US SOFR — Annually	3.1645% — Annually	(21,801)
7,233,000	89,906	(95)	4/7/33	3.0065% — Annually	US SOFR — Annually	98,527
594,000	3,730	(2)	4/7/25	3.7505% — Annually	US SOFR — Annually	4,149
187,000	2,657	(2)	4/7/33	2.9855% — Annually	US SOFR — Annually	2,883
10,522,000	223,066	(358)	4/10/53	US SOFR — Annually	2.865% — Annually	(235,368)
5,849,000	29,537	(77)	4/11/33	US SOFR — Annually	3.0935% — Annually	(35,184)
2,447,000	6,974	(32)	4/11/33	3.1195% — Annually	US SOFR — Annually	9,236
13,202,000	91,490	(449)	4/13/53	2.938% — Annually	US SOFR — Annually	103,384
2,082,000	7,620	(27)	4/14/33	US SOFR — Annually	3.11% — Annually	(9,317)
16,166,000	96,026	(213)	4/17/33	US SOFR — Annually	3.083% — Annually	(107,058)
15,802,000	42,349 E	(223)	8/9/33	US SOFR — Annually	3.055% — Annually	(42,572)
3,583,700	4,802	(34)	4/19/28	3.278% — Annually	US SOFR — Annually	6,590
3,755,000	826	(14)	4/18/25	4.082% — Annually	US SOFR — Annually	138
1,194,000	15,176	(41)	4/19/53	3.0383% — Annually	US SOFR — Annually	(14,514)

48 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$14,544,000	$150,094	$(192)	4/20/33	3.2745% — Annually	US SOFR — Annually	$(143,494)
8,188,000	90,396	(108)	4/20/33	US SOFR — Annually	3.283% — Annually	86,485
23,603,000	266,714	(312)	4/20/33	US SOFR — Annually	3.286% — Annually	255,462
40,388,000	154,282	(151)	4/21/25	US SOFR — Annually	4.2675% — Annually	148,129
18,099,000	270,761	(238)	4/21/33	US SOFR — Annually	3.329% — Annually	263,114
33,589,000	103,790	(126)	4/24/25	US SOFR — Annually	4.223% — Annually	99,885
1,277,000	17,712	(43)	4/25/53	US SOFR — Annually	3.044% — Annually	17,295
11,782,000	102,032	(156)	4/26/33	US SOFR — Annually	3.2545% — Annually	99,346
1,291,000	1,459	(44)	4/27/53	US SOFR — Annually	2.9785% — Annually	1,154
1,414,000	2,856	(19)	4/28/33	US SOFR — Annually	3.129% — Annually	(3,072)
16,911,000	90,643	(223)	5/1/33	3.214% — Annually	US SOFR — Annually	(90,866)
14,919,900	35,808 E	(199)	5/11/33	US SOFR — Annually	3.173% — Annually	35,614
Total		$(3,089,135)	$(10,545,911)
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$7,918,001	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$(815,514)
6,989,566	6,601,945	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 07/10/24 — Quarterly	(367,856)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(1,183,370)
Total		$—		Total	$(1,183,370)

Income Fund 49

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$13,534	$113,307	$23,443	5/11/63	300 bp — Monthly	$(9,853)
CMBX NA BBB−.6 Index	BB/P	26,395	250,648	51,859	5/11/63	300 bp — Monthly	(25,339)
CMBX NA BBB−.6 Index	BB/P	54,079	501,297	103,718	5/11/63	300 bp — Monthly	(49,388)
CMBX NA BBB−.6 Index	BB/P	51,528	517,320	107,034	5/11/63	300 bp — Monthly	(55,247)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A+/P	14,357	35,758	5,771	5/11/63	200 bp — Monthly	8,597
CMBX NA A.6 Index	A+/P	20,134	65,364	10,550	5/11/63	200 bp — Monthly	9,606
CMBX NA A.6 Index	A+/P	29,025	69,209	11,170	5/11/63	200 bp — Monthly	17,878
CMBX NA A.6 Index	A+/P	40,068	131,112	21,161	5/11/63	200 bp — Monthly	18,950
CMBX NA A.6 Index	A+/P	56,648	191,477	30,904	5/11/63	200 bp — Monthly	25,807
CMBX NA A.6 Index	A+/P	106,721	343,736	55,479	5/11/63	200 bp — Monthly	51,357
CMBX NA A.6 Index	A+/P	562,500	1,922,459	310,285	5/11/63	200 bp — Monthly	252,856
CMBX NA BB.11 Index	BB−/P	1,234,525	2,185,000	888,421	11/18/54	500 bp — Monthly	347,925
CMBX NA BB.13 Index	BB−/P	57,085	571,000	247,985	12/16/72	500 bp — Monthly	(190,424)
CMBX NA BB.13 Index	BB−/P	249,052	2,639,000	1,146,118	12/16/72	500 bp — Monthly	(894,867)
CMBX NA BB.14 Index	BB/P	192,528	1,756,000	746,124	12/16/72	500 bp — Monthly	(552,133)
CMBX NA BB.6 Index	B+/P	588,327	2,442,625	1,016,621	5/11/63	500 bp — Monthly	(426,258)
CMBX NA BB.7 Index	B-/P	132,687	2,600,000	1,076,920	1/17/47	500 bp — Monthly	(942,066)
CMBX NA BB.9 Index	B/P	7,533	37,000	15,503	9/17/58	500 bp — Monthly	(7,939)
CMBX NA BB.9 Index	B/P	516,275	2,528,000	1,059,232	9/17/58	500 bp — Monthly	(540,851)
CMBX NA BBB−.10 Index	BB+/P	196,421	1,583,000	457,645	11/17/59	300 bp — Monthly	(260,433)
CMBX NA BBB−.10 Index	BB+/P	288,987	2,649,000	765,826	11/17/59	300 bp — Monthly	(475,515)
CMBX NA BBB−.12 Index	BBB−/P	13,304	319,000	92,925	8/17/61	300 bp — Monthly	(79,461)
CMBX NA BBB−.15 Index	BBB−/P	17,094	64,000	17,082	11/18/64	300 bp — Monthly	45

50 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.15 Index	BBB−/P	$38,962	$373,000	$99,554	11/18/64	300 bp — Monthly	$(60,406)
CMBX NA BBB−.15 Index	BBB−/P	69,497	409,000	109,162	11/18/64	300 bp — Monthly	(39,461)
CMBX NA BBB−.8 Index	BB−/P	5,490	36,000	7,258	10/17/57	300 bp — Monthly	(1,750)
Credit Suisse International
CMBX NA A.7 Index	BBB+/P	11,938	287,000	22,386	1/17/47	200 bp — Monthly	(10,352)
CMBX NA A.7 Index	BBB+/P	102,321	2,780,000	216,840	1/17/47	200 bp — Monthly	(113,592)
CMBX NA BB.7 Index	B-/P	97,913	732,000	303,194	1/17/47	500 bp — Monthly	(204,672)
CMBX NA BBB−.7 Index	BB−/P	143,564	2,186,000	444,632	1/17/47	300 bp — Monthly	(299,975)
Goldman Sachs International
CMBX NA A.14 Index	A-/P	34,920	607,000	79,214	12/16/72	200 bp — Monthly	(44,092)
CMBX NA BB.13 Index	BB−/P	5,770	60,000	26,058	12/16/72	500 bp — Monthly	(20,238)
CMBX NA BBB−.11 Index	BBB−/P	254	4,000	1,019	11/18/54	300 bp — Monthly	(763)
CMBX NA BBB−.11 Index	BBB−/P	318	5,000	1,274	11/18/54	300 bp — Monthly	(953)
CMBX NA BBB−.14 Index	BBB−/P	23,093	152,000	40,569	12/16/72	300 bp — Monthly	(17,400)
CMBX NA BBB−.14 Index	BBB−/P	20,232	365,000	97,419	12/16/72	300 bp — Monthly	(77,004)
CMBX NA BBB−.14 Index	BBB−/P	18,125	407,000	108,628	12/16/72	300 bp — Monthly	(90,299)
CMBX NA BBB−.14 Index	BBB−/P	33,441	882,500	235,539	12/16/72	300 bp — Monthly	(201,657)
CMBX NA BBB−.14 Index	BBB−/P	28,142	977,000	260,761	12/16/72	300 bp — Monthly	(232,131)
CMBX NA BBB−.15 Index	BBB−/P	33,612	324,000	86,476	11/18/64	300 bp — Monthly	(52,701)
CMBX NA BBB−.15 Index	BBB−/P	95,718	1,075,000	286,918	11/18/64	300 bp — Monthly	(190,662)
CMBX NA BBB−.15 Index	BBB−/P	200,486	2,169,000	578,906	11/18/64	300 bp — Monthly	(377,336)
CMBX NA BBB−.7 Index	BB−/P	7,806	112,000	22,781	1/17/47	300 bp — Monthly	(14,918)
CMBX NA BBB−.7 Index	BB−/P	49,185	605,000	123,057	1/17/47	300 bp — Monthly	(73,569)

Income Fund 51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC
CMBX NA A.14 Index	A-/P	$(1,549)	$234,000	$30,537	12/16/72	200 bp — Monthly	$(32,008)
CMBX NA A.15 Index	A-/P	714	39,000	5,417	11/18/64	200 bp — Monthly	(4,690)
CMBX NA A.6 Index	A+/P	451,539	2,221,594	358,565	5/11/63	200 bp — Monthly	93,714
CMBX NA BB.8 Index	B-/P	684,367	1,921,134	894,288	10/17/57	500 bp — Monthly	(208,320)
CMBX NA BBB−.13 Index	BBB−/P	1,439,696	10,892,000	3,198,980	12/16/72	300 bp — Monthly	(1,753,839)
CMBX NA BBB−.7 Index	BB−/P	115,034	490,000	99,666	1/17/47	300 bp — Monthly	15,613
CMBX NA BBB−.8 Index	BB−/P	177,457	1,138,000	229,421	10/17/57	300 bp — Monthly	(51,395)
Merrill Lynch International
CMBX NA A.13 Index	A-/P	130,453	980,000	121,814	12/16/72	200 bp — Monthly	8,966
CMBX NA A.13 Index	A-/P	127,730	980,000	121,814	12/16/72	200 bp — Monthly	6,243
CMBX NA A.15 Index	A-/P	700	43,000	5,973	11/18/64	200 bp — Monthly	(5,259)
CMBX NA A.15 Index	A-/P	1,160	87,000	12,084	11/18/64	200 bp — Monthly	(10,895)
CMBX NA A.15 Index	A-/P	1,543	130,000	18,057	11/18/64	200 bp — Monthly	(16,471)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(5,632)	939,000	116,718	12/16/72	200 bp — Monthly	(122,037)
CMBX NA A.14 Index	A-/P	(415)	33,000	4,307	12/16/72	200 bp — Monthly	(4,711)
CMBX NA A.15 Index	A-/P	4,648	227,000	31,530	11/18/64	200 bp — Monthly	(26,806)
CMBX NA A.6 Index	A+/P	4,769	26,914	4,344	5/11/63	200 bp — Monthly	434
CMBX NA A.6 Index	A+/P	39,680	98,430	15,887	5/11/63	200 bp — Monthly	23,826
CMBX NA A.6 Index	A+/P	302,904	1,312,271	211,800	5/11/63	200 bp — Monthly	91,541
CMBX NA BB.11 Index	BB−/P	21,160	250,000	101,650	11/18/54	500 bp — Monthly	(80,282)
CMBX NA BB.13 Index	BB−/P	60,778	658,000	285,769	12/16/72	500 bp — Monthly	(224,443)
CMBX NA BB.13 Index	BB−/P	138,137	1,516,000	658,399	12/16/72	500 bp — Monthly	(518,998)
CMBX NA BB.13 Index	BB−/P	143,825	1,524,000	661,873	12/16/72	500 bp — Monthly	(516,778)

52 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.14 Index	BB/P	$10,033	$82,000	$34,842	12/16/72	500 bp — Monthly	$(24,740)
CMBX NA BB.8 Index	B-/P	191,058	536,333	249,663	10/17/57	500 bp — Monthly	(58,158)
CMBX NA BBB−.13 Index	BBB−/P	46,856	715,000	209,996	12/16/72	300 bp — Monthly	(162,782)
CMBX NA BBB−.13 Index	BBB−/P	59,870	812,000	238,484	12/16/72	300 bp — Monthly	(178,208)
CMBX NA BBB−.13 Index	BBB−/P	115,928	1,559,000	457,878	12/16/72	300 bp — Monthly	(341,171)
CMBX NA BBB−.13 Index	BBB−/P	116,678	1,714,000	503,402	12/16/72	300 bp — Monthly	(385,867)
CMBX NA BBB−.14 Index	BBB−/P	4,263	76,000	20,284	12/16/72	300 bp — Monthly	(15,983)
CMBX NA BBB−.14 Index	BBB−/P	12,999	79,000	21,085	12/16/72	300 bp — Monthly	(8,047)
CMBX NA BBB−.14 Index	BBB−/P	26,231	158,000	42,170	12/16/72	300 bp — Monthly	(15,860)
CMBX NA BBB−.14 Index	BBB−/P	16,823	471,000	125,710	12/16/72	300 bp — Monthly	(108,652)
CMBX NA BBB−.14 Index	BBB−/P	21,290	563,000	150,265	12/16/72	300 bp — Monthly	(128,694)
CMBX NA BBB−.15 Index	BBB−/P	21,127	134,000	35,765	11/18/64	300 bp — Monthly	(14,571)
Upfront premium received		9,979,044		Unrealized appreciation		973,358
Upfront premium (paid)		(7,596)		Unrealized (depreciation)		(11,653,370)
Total		$9,971,448		Total		$(10,680,012)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2023. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,164)	$157,000	$12,246	1/17/47	(200 bp) — Monthly	$11,030
CMBX NA BB.10 Index	(934,830)	3,666,000	1,626,604	11/17/59	(500 bp) — Monthly	688,719
CMBX NA BB.10 Index	(273,409)	1,134,000	503,156	11/17/59	(500 bp) — Monthly	228,802

Income Fund 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.10 Index	$(46,755)	$448,000	$198,778	11/17/59	(500 bp) — Monthly	$151,650
CMBX NA BB.10 Index	(40,460)	369,000	163,725	11/17/59	(500 bp) — Monthly	122,958
CMBX NA BB.11 Index	(75,168)	1,041,000	423,271	11/18/54	(500 bp) — Monthly	347,235
CMBX NA BB.11 Index	(24,535)	481,000	195,575	11/18/54	(500 bp) — Monthly	170,639
CMBX NA BB.11 Index	(24,952)	481,000	195,575	11/18/54	(500 bp) — Monthly	170,222
CMBX NA BB.8 Index	(163,027)	1,268,837	590,644	10/17/57	(500 bp) — Monthly	426,560
CMBX NA BB.8 Index	(343,384)	960,567	447,144	10/17/57	(500 bp) — Monthly	102,959
CMBX NA BB.8 Index	(220,857)	619,440	288,349	10/17/57	(500 bp) — Monthly	66,976
CMBX NA BB.8 Index	(63,214)	347,891	161,943	10/17/57	(500 bp) — Monthly	98,440
CMBX NA BBB−.10 Index	(955,214)	4,115,000	1,189,647	11/17/59	(300 bp) — Monthly	232,375
CMBX NA BBB−.10 Index	(605,828)	3,841,000	1,110,433	11/17/59	(300 bp) — Monthly	502,684
CMBX NA BBB−.10 Index	(474,999)	2,176,000	629,082	11/17/59	(300 bp) — Monthly	152,994
CMBX NA BBB−.10 Index	(442,014)	2,031,000	587,162	11/17/59	(300 bp) — Monthly	144,132
CMBX NA BBB−.10 Index	(122,025)	961,000	277,825	11/17/59	(300 bp) — Monthly	155,319
CMBX NA BBB−.10 Index	(77,019)	313,000	90,488	11/17/59	(300 bp) — Monthly	13,313
CMBX NA BBB−.10 Index	(9,433)	74,000	21,393	11/17/59	(300 bp) — Monthly	11,923
CMBX NA BBB−.12 Index	(149,795)	2,195,000	639,404	8/17/61	(300 bp) — Monthly	488,511
CMBX NA BBB−.12 Index	(216,967)	1,281,000	373,155	8/17/61	(300 bp) — Monthly	155,548
CMBX NA BBB−.12 Index	(77,977)	483,000	140,698	8/17/61	(300 bp) — Monthly	62,480
CMBX NA BBB−.12 Index	(59,795)	265,000	77,195	8/17/61	(300 bp) — Monthly	17,267
CMBX NA BBB−.13 Index	(302,127)	3,987,000	1,170,982	12/16/72	(300 bp) — Monthly	866,862
CMBX NA BBB−.13 Index	(197,220)	3,602,000	1,057,907	12/16/72	(300 bp) — Monthly	858,886
CMBX NA BBB−.13 Index	(109,020)	2,162,000	634,979	12/16/72	(300 bp) — Monthly	524,878

54 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.13 Index	$(110,039)	$2,161,000	$634,686	12/16/72	(300 bp) — Monthly	$523,566
CMBX NA BBB−.13 Index	(112,582)	1,925,000	565,373	12/16/72	(300 bp) — Monthly	451,828
CMBX NA BBB−.14 Index	(507,497)	2,551,500	680,995	12/16/72	(300 bp) — Monthly	172,222
CMBX NA BBB−.14 Index	(182,824)	951,000	253,822	12/16/72	(300 bp) — Monthly	70,522
CMBX NA BBB−.14 Index	(17,586)	108,000	28,825	12/16/72	(300 bp) — Monthly	11,185
CMBX NA BBB−.7 Index	(105,219)	481,000	97,835	1/17/47	(300 bp) — Monthly	(7,624)
CMBX NA BBB−.8 Index	(118,050)	787,000	158,659	10/17/57	(300 bp) — Monthly	40,216
CMBX NA BBB−.8 Index	(45,371)	327,000	65,923	10/17/57	(300 bp) — Monthly	20,388
Credit Suisse International
CMBX NA BB.10 Index	(123,951)	929,000	412,197	11/17/59	(500 bp) — Monthly	287,472
CMBX NA BB.10 Index	(110,117)	926,000	410,866	11/17/59	(500 bp) — Monthly	299,977
CMBX NA BB.10 Index	(60,658)	488,000	216,526	11/17/59	(500 bp) — Monthly	155,461
CMBX NA BB.7 Index	(173,028)	938,000	388,520	1/17/47	(500 bp) — Monthly	214,709
CMBX NA BB.7 Index	(140,307)	853,000	353,313	1/17/47	(500 bp) — Monthly	212,294
CMBX NA BB.7 Index	(11,314)	432,401	179,965	5/11/63	(500 bp) — Monthly	168,291
Goldman Sachs International
CMBX NA A.6 Index	(53,034)	211,855	34,193	5/11/63	(200 bp) — Monthly	(18,911)
CMBX NA BB.10 Index	(281,681)	1,245,000	552,407	11/17/59	(500 bp) — Monthly	269,688
CMBX NA BB.10 Index	(61,756)	205,000	90,959	11/17/59	(500 bp) — Monthly	29,031
CMBX NA BB.6 Index	(227,615)	373,038	155,259	5/11/63	(500 bp) — Monthly	(72,667)
CMBX NA BB.6 Index	(120,100)	187,531	78,050	5/11/63	(500 bp) — Monthly	(42,206)
CMBX NA BB.7 Index	(203,659)	1,003,000	415,443	1/17/47	(500 bp) — Monthly	210,948
CMBX NA BB.7 Index	(81,414)	538,000	222,840	1/17/47	(500 bp) — Monthly	140,977
CMBX NA BB.9 Index	(30,702)	258,000	108,102	9/17/58	(500 bp) — Monthly	77,185

Income Fund 55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BB.9 Index	$(15,654)	$150,000	$62,850	9/17/58	(500 bp) — Monthly	$47,071
CMBX NA BBB−.12 Index	(186,571)	957,000	278,774	8/17/61	(300 bp) — Monthly	91,725
CMBX NA BBB−.12 Index	(164,807)	488,000	142,154	8/17/61	(300 bp) — Monthly	(22,896)
CMBX NA BBB−.13 Index	(128,898)	1,701,000	499,584	12/16/72	(300 bp) — Monthly	369,835
CMBX NA BBB−.8 Index	(6,339)	49,000	9,878	10/17/57	(300 bp) — Monthly	3,515
JPMorgan Securities LLC
CMBX NA A.7 Index	(61,347)	2,910,000	226,980	1/17/47	(200 bp) — Monthly	164,663
CMBX NA BB.11 Index	(490,603)	642,867	267,561	5/11/63	(500 bp) — Monthly	(223,578)
CMBX NA BB.11 Index	(235,607)	432,000	175,651	11/18/54	(500 bp) — Monthly	(60,316)
CMBX NA BBB−.11 Index	(32,051)	291,000	74,118	11/18/54	(300 bp) — Monthly	41,921
CMBX NA BBB−.12 Index	(61,274)	510,000	148,563	8/17/61	(300 bp) — Monthly	87,034
CMBX NA BBB−.6 Index	(538,787)	1,382,572	286,054	5/11/63	(300 bp) — Monthly	(253,424)
Merrill Lynch International
CMBX NA BB.10 Index	(50,925)	895,000	397,112	11/17/59	(500 bp) — Monthly	345,441
CMBX NA BBB−.7 Index	(69,410)	847,000	172,280	1/17/47	(300 bp) — Monthly	102,447
CMBX NA BBB−.9 Index	(29,455)	159,000	36,029	9/17/58	(300 bp) — Monthly	6,495
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(363,978)	1,671,001	269,700	5/11/63	(200 bp) — Monthly	(94,835)
CMBX NA A.6 Index	(333,353)	1,314,578	212,173	5/11/63	(200 bp) — Monthly	(121,618)
CMBX NA A.6 Index	(326,768)	1,301,120	210,001	5/11/63	(200 bp) — Monthly	(117,200)
CMBX NA BB.10 Index	(516,438)	2,199,000	975,696	11/17/59	(500 bp) — Monthly	457,426
CMBX NA BB.10 Index	(348,098)	1,146,000	508,480	11/17/59	(500 bp) — Monthly	159,428
CMBX NA BB.6 Index	(113,683)	178,762	74,401	5/11/63	(500 bp) — Monthly	(39,432)
CMBX NA BB.9 Index	(8,575)	173,000	72,487	9/17/58	(500 bp) — Monthly	63,768
CMBX NA BB.9 Index	(13,649)	148,000	62,012	9/17/58	(500 bp) — Monthly	48,240

56 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(6,858)	$127,000	$53,213	9/17/58	(500 bp) — Monthly	$46,249
CMBX NA BB.9 Index	(938)	24,000	10,056	9/17/58	(500 bp) — Monthly	9,098
CMBX NA BBB−.10 Index	(768,695)	4,414,000	1,276,087	11/17/59	(300 bp) — Monthly	505,186
CMBX NA BBB−.10 Index	(299,543)	2,500,000	722,750	11/17/59	(300 bp) — Monthly	421,957
CMBX NA BBB−.10 Index	(278,002)	2,192,000	633,707	11/17/59	(300 bp) — Monthly	354,609
CMBX NA BBB−.10 Index	(423,223)	1,736,000	501,878	11/17/59	(300 bp) — Monthly	77,787
CMBX NA BBB−.10 Index	(155,861)	659,000	190,517	11/17/59	(300 bp) — Monthly	34,326
CMBX NA BBB−.10 Index	(75,985)	592,000	171,147	11/17/59	(300 bp) — Monthly	94,866
CMBX NA BBB−.10 Index	(79,574)	367,000	106,100	11/17/59	(300 bp) — Monthly	26,342
CMBX NA BBB−.10 Index	(42,815)	347,000	100,318	11/17/59	(300 bp) — Monthly	57,329
CMBX NA BBB−.11 Index	(88,948)	285,000	72,590	11/18/54	(300 bp) — Monthly	(16,501)
CMBX NA BBB−.12 Index	(136,210)	1,046,000	304,700	8/17/61	(300 bp) — Monthly	167,967
CMBX NA BBB−.7 Index	(148,658)	1,459,000	296,761	1/17/47	(300 bp) — Monthly	147,374
CMBX NA BBB−.7 Index	(8,254)	130,000	26,442	1/17/47	(300 bp) — Monthly	18,123
CMBX NA BBB−.8 Index	(1,713)	11,000	2,218	10/17/57	(300 bp) — Monthly	502
Upfront premium received	—		Unrealized appreciation		14,080,046
Upfront premium (paid)	(15,501,239)		Unrealized (depreciation)		(1,091,208)
Total	$(15,501,239)		Total		$12,988,838
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Income Fund 57

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$21,782,263	$—
Collateralized loan obligations	—	93,163,158	—
Corporate bonds and notes	—	384,719,009	—
Foreign government and agency bonds and notes	—	5,469,487	—
Mortgage-backed securities	—	505,203,079	—
Municipal bonds and notes	—	2,697,944	—
Senior loans	—	19,036	—
U.S. government and agency mortgage obligations	—	1,303,219,435	—
Short-term investments	29,974,000	358,566,798	—
Totals by level	$29,974,000	$2,674,840,209	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$18,050,663	$—	$—
Forward premium swap option contracts	—	(4,906,189)	—
TBA sale commitments	—	(312,650,190)	—
Interest rate swap contracts	—	9,882,297	—
Total return swap contracts	—	(1,183,370)	—
Credit default contracts	—	7,838,617	—
Totals by level	$18,050,663	$(301,018,835)	$—

The accompanying notes are an integral part of these financial statements.

58 Income Fund

Statement of assets and liabilities 4/30/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $2,657,811,952)	$2,544,716,893
Affiliated issuers (identified cost $160,097,316) (Notes 1 and 5)	160,097,316
Cash	17,614
Foreign currency (cost $43) (Note 1)	47
Interest and other receivables	11,764,150
Receivable for shares of the fund sold	2,711,007
Receivable for investments sold	8,224,572
Receivable for sales of TBA securities (Note 1)	259,923,485
Receivable for variation margin on futures contracts (Note 1)	3,513,135
Receivable for variation margin on centrally cleared swap contracts (Note 1)	16,319,265
Unrealized appreciation on forward premium swap option contracts (Note 1)	10,440,497
Unrealized appreciation on OTC swap contracts (Note 1)	53,816,844
Premium paid on OTC swap contracts (Note 1)	15,508,835
Deposits with broker (Note 1)	7,090,997
Prepaid assets	70,196
Total assets	3,094,214,853

LIABILITIES
Payable for investments purchased	7,404,547
Payable for purchases of delayed delivery securities (Note 1)	1,679,639
Payable for purchases of TBA securities (Note 1)	1,146,636,087
Payable for shares of the fund repurchased	2,413,492
Payable for compensation of Manager (Note 2)	95,502
Payable for custodian fees (Note 2)	72,759
Payable for investor servicing fees (Note 2)	392,970
Payable for Trustee compensation and expenses (Note 2)	311,464
Payable for administrative services (Note 2)	10,789
Payable for distribution fees (Note 2)	149,926
Payable for variation margin on centrally cleared swap contracts (Note 1)	16,740,793
Unrealized depreciation on OTC swap contracts (Note 1)	13,927,948
Premium received on OTC swap contracts (Note 1)	31,403,411
Unrealized depreciation on forward premium swap option contracts (Note 1)	15,346,686
TBA sale commitments, at value (proceeds receivable $312,167,266) (Note 1)	312,650,190
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	29,974,000
Other accrued expenses	246,883
Total liabilities	1,579,457,086

Net assets	$1,514,757,767

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,231,521,050
Total distributable earnings (Note 1)	(716,763,283)
Total — Representing net assets applicable to capital shares outstanding	$1,514,757,767

(Continued on next page)

Income Fund 59

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($483,563,934 divided by 88,240,756 shares)	$5.48
Offering price per class A share (100/96.00 of $5.48)*	$5.71
Net asset value and offering price per class B share ($1,262,143 divided by 233,527 shares)**	$5.40
Net asset value and offering price per class C share ($37,209,927 divided by 6,868,539 shares)**	$5.42
Net asset value and redemption price per class M share
($37,894,448 divided by 7,186,500 shares)	$5.27
Offering price per class M share (100/96.75 of $5.27)†	$5.45
Net asset value, offering price and redemption price per class R share
($7,121,947 divided by 1,316,296 shares)	$5.41
Net asset value, offering price and redemption price per class R5 share
($3,298,321 divided by 593,939 shares)	$5.55
Net asset value, offering price and redemption price per class R6 share
($172,240,856 divided by 30,758,147 shares)	$5.60
Net asset value, offering price and redemption price per class Y share
($772,166,191 divided by 137,749,043 shares)	$5.61

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

60 Income Fund

Statement of operations Six months ended 4/30/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $4,045,920 from investments in affiliated issuers) (Note 5)	$41,939,437
Total investment income	41,939,437

EXPENSES
Compensation of Manager (Note 2)	3,184,193
Investor servicing fees (Note 2)	1,306,767
Custodian fees (Note 2)	56,176
Trustee compensation and expenses (Note 2)	35,062
Distribution fees (Note 2)	925,330
Administrative services (Note 2)	36,466
Other	319,691
Fees waived and reimbursed by Manager (Note 2)	(942,064)
Total expenses	4,921,621
Expense reduction (Note 2)	(24,630)
Net expenses	4,896,991

Net investment income	37,042,446

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	15,416,732
Foreign currency transactions (Note 1)	20
Forward currency contracts (Note 1)	(24,284)
Futures contracts (Note 1)	(53,229,172)
Swap contracts (Note 1)	6,586,408
Written options (Note 1)	(4,645,004)
Total net realized loss	(35,895,300)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	77,167,070
Assets and liabilities in foreign currencies	911
Forward currency contracts	(6,803)
Futures contracts	90,765,715
Swap contracts	(45,708,837)
Written options	4,297,490
Total change in net unrealized appreciation	126,515,546

Net gain on investments	90,620,246

Net increase in net assets resulting from operations	$127,662,692

The accompanying notes are an integral part of these financial statements.

Income Fund 61

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/23*	Year ended 10/31/22
Operations
Net investment income	$37,042,446	$83,636,734
Net realized loss on investments
and foreign currency transactions	(35,895,300)	(516,501,341)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	126,515,546	(33,550,948)
Net increase (decrease) in net assets resulting
from operations	127,662,692	(466,415,555)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(31,296,119)	(25,861,854)
Class B	(102,302)	(110,317)
Class C	(2,341,893)	(2,128,301)
Class M	(2,553,464)	(1,999,164)
Class R	(470,163)	(393,845)
Class R5	(199,072)	(242,018)
Class R6	(10,604,097)	(8,559,833)
Class Y	(51,510,336)	(80,635,541)
Decrease from capital share transactions (Note 4)	(477,953,473)	(919,404,843)
Total decrease in net assets	(449,368,227)	(1,505,751,271)

NET ASSETS
Beginning of period	1,964,125,994	3,469,877,265
End of period	$1,514,757,767	$1,964,125,994

*Unaudited.

The accompanying notes are an integral part of these financial statements.

62 Income Fund

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Income Fund 63

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From net						expenses	investment
	value,		and unrealized	Total from	From net	realized		Non-recurring	Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	reimburse-	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	investments	operations	income	investments	distributions	ments	of period	value (%)[b]	(in thousands)	(%)[c]	net assets (%)	(%)[d]
Class A
April 30, 2023**	$5.47	.12	.25	.37	(.36)	—	(.36)	—	$5.48	6.80 *	$483,564	.37*e	2.17*e	533*
October 31, 2022	6.88	.19	(1.33)	(1.14)	(.27)	—	(.27)	—	5.47	(17.05)	489,179	.75[e]	3.06[e]	865
October 31, 2021	7.31	.16	(.22)	(.06)	(.14)	(.23)	(.37)	—	6.88	(.94)	705,423	.73[e]	2.30[e]	1,038
October 31, 2020	7.25	.16	.17	.33	(.06)	(.21)	(.27)	—	7.31	4.80	814,135	.74[e]	2.19[e]	1,025
October 31, 2019	6.69	.23	.57	.80	(.24)	—	(.24)	—	7.25	12.18	731,358.85		3.25	820
October 31, 2018	6.93	.27	(.27)	—[f]	(.24)	—	(.24)	—[g]	6.69	(.01)	599,510.87		4.01	825
Class B
April 30, 2023**	$5.39	.10	.24	.34	(.33)	—	(.33)	—	$5.40	6.46*	$1,262	.75*e	1.80*e	533*
October 31, 2022	6.79	.14	(1.32)	(1.18)	(.22)	—	(.22)	—	5.39	(17.78)	1,947	1.50[e]	2.24[e]	865
October 31, 2021	7.21	.11	(.21)	(.10)	(.09)	(.23)	(.32)	—	6.79	(1.59)	4,027	1.48[e]	1.53[e]	1,038
October 31, 2020	7.16	.11	.16	.27	(.01)	(.21)	(.22)	—	7.21	3.96	6,557	1.49[e]	1.49[e]	1,025
October 31, 2019	6.61	.17	.57	.74	(.19)	—	(.19)	—	7.16	11.34	9,471	1.60	2.55	820
October 31, 2018	6.85	.22	(.27)	(.05)	(.19)	—	(.19)	—[g]	6.61	(.74)	12,173	1.62	3.24	825
Class C
April 30, 2023**	$5.41	.10	.25	.35	(.34)	—	(.34)	—	$5.42	6.47*	$37,210	.75*e	1.81*e	533*
October 31, 2022	6.81	.14	(1.32)	(1.18)	(.22)	—	(.22)	—	5.41	(17.72)	40,130	1.50[e]	2.27[e]	865
October 31, 2021	7.23	.11	(.21)	(.10)	(.09)	(.23)	(.32)	—	6.81	(1.56)	75,865	1.48[e]	1.55[e]	1,038
October 31, 2020	7.18	.10	.17	.27	(.01)	(.21)	(.22)	—	7.23	3.95	120,340	1.49[e]	1.46[e]	1,025
October 31, 2019	6.63	.17	.57	.74	(.19)	—	(.19)	—	7.18	11.31	125,300	1.60	2.50	820
October 31, 2018	6.87	.22	(.27)	(.05)	(.19)	—	(.19)	—[g]	6.63	(.75)	103,791	1.62	3.24	825
Class M
April 30, 2023**	$5.27	.11	.24	.35	(.35)	—	(.35)	—	$5.27	6.74*	$37,894	. 50*e	2.04*e	533*
October 31, 2022	6.65	.17	(1.29)	(1.12)	(.26)	—	(.26)	—	5.27	(17.36)	38,812	1.00[e]	2.82[e]	865
October 31, 2021	7.08	.14	(.21)	(.07)	(.13)	(.23)	(.36)	—	6.65	(1.16)	53,418	.98[e]	2.05[e]	1,038
October 31, 2020	7.03	.14	.17	.31	(.05)	(.21)	(.26)	—	7.08	4.57	60,661	.99[e]	1.97[e]	1,025
October 31, 2019	6.50	.20	.56	.76	(.23)	—	(.23)	—	7.03	11.85	76,324	1.10	3.01	820
October 31, 2018	6.74	.25	(.26)	(.01)	(.23)	—	(.23)	—[g]	6.50	(.20)	72,688	1.12	3.75	825
Class R
April 30, 2023**	$5.40	.11	.25	.36	(.35)	—	(.35)	—	$5.41	6.77*	$7,122	. 50*e	2.06*e	533*
October 31, 2022	6.81	.17	(1.32)	(1.15)	(.26)	—	(.26)	—	5.40	(17.41)	7,488	1.00[e]	2.82[e]	865
October 31, 2021	7.23	.14	(.20)	(.06)	(.13)	(.23)	(.36)	—	6.81	(1.03)	11,023	.98[e]	2.05[e]	1,038
October 31, 2020	7.18	.14	.17	.31	(.05)	(.21)	(.26)	—	7.23	4.46	11,932	.99[e]	1.95[e]	1,025
October 31, 2019	6.62	.21	.57	.78	(.22)	—	(.22)	—	7.18	12.04	12,699	1.10	3.02	820
October 31, 2018	6.86	.26	(.27)	(.01)	(.23)	—	(.23)	—[g]	6.62	(.22)	12,382	1.12	3.76	825

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

64 Income Fund	Income Fund 65

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From net						expenses	investment
	value,		and unrealized	Total from	From net	realized		Non-recurring	Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	reimburse-	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	investments	operations	income	investments	distributions	ments	of period	value (%)[b]	(in thousands)	(%)[c]	net assets (%)	(%)[d]
Class R5
April 30, 2023**	$5.54	.13	.25	.38	(.37)	—	(.37)	—	$5.55	6.87*	$3,298	. 22*e	2.31*e	533*
October 31, 2022	6.97	.21	(1.35)	(1.14)	(.29)	—	(.29)	—	5.54	(16.87)	4,572	.45[e]	3.38[e]	865
October 31, 2021	7.39	.18	(.20)	(.02)	(.17)	(.23)	(.40)	—	6.97	(.48)	5,843	.45[e]	2.57[e]	1,038
October 31, 2020	7.33	.18	.18	.36	(.09)	(.21)	(.30)	—	7.39	5.09	5,408	.45[e]	2.48[e]	1,025
October 31, 2019	6.77	.25	.57	.82	(.26)	—	(.26)	—	7.33	12.41	5,105.57		3.55	820
October 31, 2018	7.01	.30	(.28)	.02	(.26)	—	(.26)	—[g]	6.77	.33	5,149.58		4.29	825
Class R6
April 30, 2023**	$5.58	.13	.26	.39	(.37)	—	(.37)	—	$5.60	7.05*	$172,241	.19*e	2.35*e	533*
October 31, 2022	7.02	.22	(1.37)	(1.15)	(.29)	—	(.29)	—	5.58	(16.83)	158,971	.38[e]	3.45[e]	865
October 31, 2021	7.44	.19	(.21)	(.02)	(.17)	(.23)	(.40)	—	7.02	(.46)	202,650	.38[e]	2.65[e]	1,038
October 31, 2020	7.38	.18	.18	.36	(.09)	(.21)	(.30)	—	7.44	5.06	187,674	.38[e]	2.51[e]	1,025
October 31, 2019	6.80	.25	.59	.84	(.26)	—	(.26)	—	7.38	12.65	129,746.50		3.57	820
October 31, 2018	7.04	.30	(.28)	.02	(.26)	—	(.26)	—[g]	6.80	.33	88,269.51		4.37	825
Class Y
April 30, 2023**	$5.58	.13	.26	.39	(.36)	—	(.36)	—	$5.61	7.15*	$772,166	.25*e	2.32*e	533*
October 31, 2022	7.02	.21	(1.37)	(1.16)	(.28)	—	(.28)	—	5.58	(16.97)	1,223,027	.50[e]	3.25[e]	865
October 31, 2021	7.44	.18	(.21)	(.03)	(.16)	(.23)	(.39)	—	7.02	(.57)	2,411,628	.48[e]	2.55[e]	1,038
October 31, 2020	7.38	.17	.18	.35	(.08)	(.21)	(.29)	—	7.44	4.95	2,708,880	.49[e]	2.36[e]	1,025
October 31, 2019	6.80	.24	.60	.84	(.26)	—	(.26)	—	7.38	12.51	1,380,554.60		3.42	820
October 31, 2018	7.03	.30	(.28)	.02	(.25)	—	(.25)	—[g]	6.80	.32	674,882.62		4.26	825

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2023	0.06%
October 31, 2022	0.11
October 31, 2021	0.10
October 31, 2020	0.10

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclay’s Capital Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

66 Income Fund	Income Fund 67

Notes to financial statements 4/30/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2022 through April 30, 2023.

Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivatives instruments, and other obligations of companies and governments worldwide denominated in U.S. dollars or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options, and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class M†	Up to 3.25%	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

68 Income Fund

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which

Income Fund 69

totaled $76,470,397 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor

70 Income Fund

contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Income Fund 71

At close of the reporting period, the fund has deposited assets valued at $7,090,997 in a segregated account to cover margin requirements on open centrally cleared swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty

72 Income Fund

risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Income Fund 73

At the close of the reporting period, the fund had a net liability position of $8,273,342 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $8,226,892 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$220,510,825	$281,427,146	$501,937,971

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,627,593,248, resulting in gross unrealized appreciation and depreciation of $87,439,350 and $293,186,561, respectively, or net unrealized depreciation of $205,747,211.

74 Income Fund

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.194% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2024, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.33% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $942,064 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Income Fund 75

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$422,817	Class R	6,258
Class B	1,372	Class R5	1,914
Class C	32,996	Class R6	41,949
Class M	33,078	Class Y	766,383
		Total	$1,306,767

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $24,630 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,337, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$612,301
Class B	1.00%	1.00%	7,938
Class C	1.00%	1.00%	191,125
Class M	1.00%	0.50%	95,835
Class R	1.00%	0.50%	18,131
Total			$925,330

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $11,103 and $342 from the sale of class A and class M shares, respectively, and received $1 and $69 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $47 on class A redemptions.

76 Income Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$13,727,360,584	$13,051,106,909
U.S. government securities (Long-term)	—	—
Total	$13,727,360,584	$13,051,106,909

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	5,982,939	$33,054,962	9,740,305	$61,101,138
Shares issued in connection with
reinvestment of distributions	5,130,906	28,136,354	3,664,577	23,237,918
	11,113,845	61,191,316	13,404,882	84,339,056
Shares repurchased	(12,340,171)	(68,350,724)	(26,419,370)	(166,453,706)
Net decrease	(1,226,326)	$(7,159,408)	(13,014,488)	$(82,114,650)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	1,909	$10,516	11,705	$73,365
Shares issued in connection with
reinvestment of distributions	17,561	94,909	16,202	102,463
	19,470	105,425	27,907	175,828
Shares repurchased	(146,919)	(799,946)	(259,842)	(1,608,822)
Net decrease	(127,449)	$(694,521)	(231,935)	$(1,432,994)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	750,526	$4,084,615	800,371	$5,104,489
Shares issued in connection with
reinvestment of distributions	385,402	2,089,819	299,003	1,894,883
	1,135,928	6,174,434	1,099,374	6,999,372
Shares repurchased	(1,687,222)	(9,204,977)	(4,818,465)	(30,040,568)
Net decrease	(551,294)	$(3,030,543)	(3,719,091)	$(23,041,196)

Income Fund 77

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class M	Shares	Amount	Shares	Amount
Shares sold	21,200	$112,067	9,700	$57,338
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	21,200	112,067	9,700	57,338
Shares repurchased	(193,000)	(1,028,314)	(680,000)	(4,069,027)
Net decrease	(171,800)	$(916,247)	(670,300)	$(4,011,689)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	85,117	$461,637	234,482	$1,483,222
Shares issued in connection with
reinvestment of distributions	84,954	459,906	60,371	378,194
	170,071	921,543	294,853	1,861,416
Shares repurchased	(239,549)	(1,307,088)	(528,089)	(3,256,551)
Net decrease	(69,478)	$(385,545)	(233,236)	$(1,395,135)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	50,096	$278,271	85,113	$545,157
Shares issued in connection with
reinvestment of distributions	35,847	199,072	37,836	242,018
	85,943	477,343	122,949	787,175
Shares repurchased	(317,936)	(1,767,528)	(135,820)	(858,175)
Net decrease	(231,993)	$(1,290,185)	(12,871)	$(71,000)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,934,251	$27,732,136	12,562,706	$80,476,951
Shares issued in connection with
reinvestment of distributions	1,729,242	9,688,372	1,214,857	7,831,268
	6,663,493	37,420,508	13,777,563	88,308,219
Shares repurchased	(4,393,340)	(24,859,408)	(14,155,558)	(90,199,613)
Net increase (decrease)	2,270,153	$12,561,100	(377,995)	$(1,891,394)

	SIX MONTHS ENDED 4/30/23		YEAR ENDED 10/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	28,238,931	$160,106,686	66,769,661	$429,071,062
Shares issued in connection with
reinvestment of distributions	8,251,006	46,274,115	11,251,631	73,347,944
	36,489,937	206,380,801	78,021,292	502,419,006
Shares repurchased	(117,746,865)	(683,418,925)	(202,478,351)	(1,307,865,791)
Net decrease	(81,256,928)	$(477,038,124)	(124,457,059)	$(805,446,785)

78 Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/22	cost	proceeds	income	of 4/30/23
Short-term investments
Putnam Short Term
Investment Fund*	$177,618,143	$46,736,192	$64,257,019	$4,045,920	$160,097,316
Total Short-term
investments	$177,618,143	$46,736,192	$64,257,019	$4,045,920	$160,097,316

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Income Fund 79

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$2,301,800,000
Written swap option contracts (contract amount)	$858,200,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$210,000
OTC interest rate swap contracts (notional)	$1,400,000,000
Centrally cleared interest rate swap contracts (notional)	$7,984,000,000
OTC total return swap contracts (notional)	$15,900,000
OTC credit default contracts (notional)	$177,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$28,490,077	Payables	$21,834,830
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	178,041,304*	Unrealized depreciation	155,014,533*
Total		$206,531,381		$176,849,363

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(1,128,902)	$(1,128,902)
Foreign exchange contracts	—	—	(24,284)	—	$(24,284)
Interest rate contracts	14,282,733	(53,229,172)	—	7,715,310	$(31,231,129)
Total	$14,282,733	$(53,229,172)	$(24,284)	$6,586,408	$(32,384,315)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$4,278,161	$4,278,161
Foreign exchange contracts	—	—	(6,803)	—	$(6,803)
Interest rate contracts	(33,372,190)	90,765,715	—	(49,986,998)	$7,406,527
Total	$(33,372,190)	$90,765,715	$(6,803)	$(45,708,837)	$11,677,885

80 Income Fund

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Income Fund 81

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Canada	Toronto- Dominion Bank	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$17,339,073	$—	$—	$17,339,073
Centrally cleared interest
rate swap contracts§	—	—	16,319,265	—	—	—	—	—	—	—	—	—	—	—	—	16,319,265
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	—	15,266,021	1,957,579	—	2,645,525	—	1,175,969	604,173	6,840,810	—	—	28,490,077
Futures contracts§	—	—	—	—	—	—	—	—	—	—	3,513,135	—	—	—	—	3,513,135
Forward premium swap
option contracts#	6,666,106	104,255	—	—	1,359,702	—	—	112,531	47,260	1,962,660	—	—	179,488	—	8,495	10,440,497
Repurchase agreements**	—	—	—	—	—	—	—	—	—	—	—	—	—	74,941,000	—	74,941,000
Total Assets	$6,666,106	$104,255	$16,319,265	$—	$1,359,702	$15,266,021	$1,957,579	$112,531	$2,692,785	$1,962,660	$4,689,104	$604,173	$24,359,371	$74,941,000	$8,495	$151,043,047
Liabilities:
OTC Interest rate
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared interest
rate swap contracts§	—	—	16,740,793	—	—	—	—	—	—	—	—	—	—	—	—	16,740,793
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	1,183,370	—	—	1,183,370
OTC Credit
default contracts —
protection sold*#	285,363	—	—	—	—	8,175,763	984,327	—	1,944,825	—	4,808,183	279,002	4,173,997	—	—	20,651,460
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	6,472,426	516,420	—	—	2,833,978	—	—	68,358	1,112,925	4,255,325	—	—	73,385	—	13,869	15,346,686
Total Liabilities	$6,757,789	$516,420	$16,740,793	$—	$2,833,978	$8,175,763	$984,327	$68,358	$3,057,750	$4,255,325	$4,808,183	$279,002	$5,430,752	$—	$13,869	$53,922,309
Total Financial and
Derivative Net Assets	$(91,683)	$(412,165)	$(421,528)	$—	$(1,474,276)	$7,090,258	$973,252	$44,173	$(364,965)	$(2,292,665)	$(119,079)	$325,171	$18,928,619	$74,941,000	$(5,374)	$97,120,738

82 Income Fund	Income Fund 83

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Canada	Toronto- Dominion Bank	Total
Total collateral
received (pledged)†##	$—	$(130,824)	$—	$—	$(1,204,851)	$7,090,258	$920,000	$—	$(364,965)	$(2,292,665)	$(119,079)	$323,000	$18,928,619	$74,941,000	$—
Net amount	$(91,683)	$(281,341)	$(421,528)	$—	$(269,425)	$—	$53,252	$44,173	$—	$—	$—	$2,171	$—	$—	$(5,374)
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$72,000	$—	$7,581,000	$920,000	$—	$—	$—	$—	$323,000	$21,078,000	$—	$—	$29,974,000
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$76,470,397	$—	$76,470,397
Collateral (pledged)
(including TBA
commitments)**	$—	$(130,824)	$—	$—	$(1,204,851)	$—	$—	$—	$(982,217)	$(2,330,765)	$(4,046,813)	$—	$—	$—	$—	$(8,695,470)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $15,642,149 and $7,090,997, respectively.

Note 10: Subsequent event

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. Therefore, the Board of Trustees of the Putnam Funds will be asked to approve a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable). If approved by the Board of Trustees, the new investment management contract will be presented to the shareholders of each Putnam Fund for their approval.

84 Income Fund	Income Fund 85

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

86 Income Fund

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Income Fund 87

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

88 Income Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

SA035 333682 6/23

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2023